                                             1933 Act Registration No. 2-65182

       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                     ------
                          Post-Effective Amendment No. 24
                                                     ------

                                        AND/OR

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                                 Amendment No.
                                             ------
                           (Check appropriate box or boxes)

                            FORTIS MONEY PORTFOLIOS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                 (Address of Principal Executive Offices, Zip Code)

                                   (612) 738-4000
                (Registrant's Telephone Number, including Area Code)

                               Scott R. Plummer, Esq.
                                500 Bielenberg Drive
                             Woodbury, Minnesota  55125
                      (Name and Address of Agent for Service)

                                      COPY TO:
                              Michael J. Radmer, Esq.
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):
         X     immediately upon filing pursuant to paragraph (b) of Rule 485
     ---------
               on (specify date) pursuant to paragraph (b) of Rule 485
     ---------
               75 days after filing pursuant to paragraph (a) of Rule 485
     ---------
               60 days after filing pursuant to paragraph (a) of Rule 485
     ---------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           FORTIS MONEY PORTFOLIOS, INC.
                        Registration Statement on Form N-1A

                          -------------------------------
                               Cross Reference Sheet
                              Pursuant to Rule 481(a)
                          -------------------------------

Item No.                                     Prospectus Heading
--------                                     ------------------

1.   Cover Page. . . . . . . . . . . . .     Cover Page (no caption)
2.   Synopsis. . . . . . . . . . . . . .     Summary of Fund Expenses
3.   Financial Highlights. . . . . . . .     Financial Highlights
4.   General Description of Registrant .     Organization and Classification;
                                             Investment Objectives and Policies
5.   Management of the Fund. . . . . . .     Management
6.   Capital Stock and Other
     Securities. . . . . . . . . . . . .     Capital Stock; Shareholder
                                             Inquiries; Dividends and Capital
                                             Gain Distributions; Taxation
7.   Purchase of Securities Being
     Offered . . . . . . . . . . . . . .     How to Buy Fund Shares; Valuation
                                             of Securities
8.   Redemption or Repurchase. . . . . .     Redemption
9.   Pending Legal Proceedings . . . . .     None

Heading                                      Statement of Additional Information
-------                                      -----------------------------------

10.  Cover Page. . . . . . . . . . . . .     Cover Page (no caption)
11.  Table of Contents . . . . . . . . .     Table of Contents
12.  General Information and History . .     Organization and Classification
13.  Investment Objectives and
     Policies. . . . . . . . . . . . . .     Investment Objectives and Policies
14.  Management of the Fund. . . . . . .     Directors and Executive Officers
15.  Control Persons and Principal
     Holders of Securities . . . . . . .     Capital Stock
16.  Investment Advisory and Other
     Services. . . . . . . . . . . . . .     Investment Advisory and Other
                                             Services
17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . . .     Portfolio Transactions and
                                             Allocation of Brokerage
18.  Capital Stock and Other
     Securities. . . . . . . . . . . . .     Capital Stock
19.  Purchase, Redemption and Pricing
     of Securities Being Offered . . . .     Computation of Net Asset Value and
                                             Pricing; Special Purchase Plans;
                                             Redemption
20.  Tax Status. . . . . . . . . . . . .     Taxation
21.  Underwriters. . . . . . . . . . . .     Underwriter
22.  Calculations of Performance Data. .     Performance
23.  Financial Statements. . . . . . . .     Financial Statements

DATED FEBRUARY 1, 1998


MAILING ADDRESS:
P.O. Box 64284
St. Paul
Minnesota 55164

STREET ADDRESS:
500 Bielenberg Drive
Woodbury
Minnesota 55125

Telephone: (612) 738-4000
Toll Free: (800) 800-2638, Ext. 3012

-------------------------------------------------------
 FORTIS
 MONEY FUND
 PROSPECTUS
(A money market fund)


FORTIS MONEY FUND (THE "FUND") IS A PORTFOLIO OF FORTIS MONEY PORTFOLIOS, INC. ("FORTIS MONEY"). THE FUND'S SHARES ARE OF FOUR CLASSES (A, B, H, AND C), EACH WITH DIFFERENT SALES ARRANGEMENTS AND EXPENSES. THIS PROSPECTUS CONCISELY SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE FUND BEFORE INVESTING. INVESTORS SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. THE FUND HAS FILED A STATEMENT OF ADDITIONAL INFORMATION (ALSO DATED FEBRUARY 1,
1998) WITH THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE FREE OF CHARGE FROM FORTIS INVESTORS, INC. ("INVESTORS") AT THE ABOVE MAILING ADDRESS OF THE FUND, AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS IN ACCORDANCE WITH THE COMMISSION'S RULES. THE COMMISSION MAINTAINS A WORLD WIDE WEB SITE THAT CONTAINS REPORTS AND INFORMATION REGARDING ISSUERS THAT FILE ELECTRONICALLY WITH THE COMMISSION. THE ADDRESS OF SUCH SITE IS "HTTP:// WWW.SEC.GOV."


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORTIS-REGISTERED TRADEMARK- and
Fortis-Registered Trademark- are
registered                                FORTIS
servicemarks of Fortis AMEV and Fortis    SOLID ANSWERS FOR A CHANGING
AG.                                       WORLD-REGISTERED TRADEMARK-

TABLE OF CONTENTS


                                                  PAGE
Class Shares..................................          2
Summary of Fund Expenses......................          3
Financial Highlights..........................          3
Organization and Classification...............          4
Investment Objective and Policies; Risk
 Considerations...............................          4
    - Risks of Investing in Foreign
        Securities............................          5
Management....................................          5
    - Board of Directors......................          5
    - The Investment Adviser/Transfer
        Agent/Dividend Agent..................          5
    - Brokerage Allocation....................          5
The Underwriter and Distribution Expenses.....          5
Valuation of Securities.......................          6
Capital Stock.................................          6
Dividend Distributions........................          6
Taxation......................................          7
How To Buy Fund Shares........................          7
    - General Purchase Information............          7
    - Alternative Purchase Arrangements.......          7
    - Class A Shares--New Purchases or
        Exchanges from Other Fortis Funds'
        Class A Shares........................          7
    - Class B and H Shares--Exchanges from
        Other Fortis Funds' Class B or H
        Shares................................          7
    - Class C Shares--Exchanges from Other
        Fortis Funds' Class C Shares..........          7
    - Special Purchase Plans..................          8
Redemption....................................          8
    - Generally...............................          8
    - Expedited Redemption by Wire............          9
    - Expedited Telephone Redemption..........          9
    - Check Withdrawal Option.................          9
    - Systematic Withdrawal Plan..............          9
Yield Information.............................          9
Shareholder Inquiries.........................          9
Account Application...........................         10
ACH Authorization Agreement...................         13


No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Prospectus does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

CLASS SHARES


The Fund offers investors four classes of shares. New purchases must be made into Class A. Exchanges from other Fortis funds must be made into the same class as the class being exchanged from the other Fortis Fund.


CLASS A SHARES. Class A shares are subject to an annual Rule 12b-1 fee of .2% of average daily net assets attributable to Class A shares. This fee is lower than the other classes and therefore Class A shares have lower expenses and pay higher dividends. See "How to Buy Fund Shares--Class A Shares."

CLASS B AND H SHARES. The only difference between Class B and H shares is the percentage of dealer concession paid to dealers. This difference does not in any way affect the charges on an investor's shares. Class B and H shares both are sold without an initial sales charge, but are subject to a contingent deferred sales charge of 4% if redeemed within two years of purchase, with declining charges for redemptions thereafter up to six years after purchase. Class B and H shares are also subject to a higher annual Rule 12b-1 fee than Class A shares--1.00% of the Fund's average daily net assets attributable to Class B or H shares, as applicable. However, after eight years, Class B and H shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B and H shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "How to Buy Fund Shares--Class B and H Shares."

CLASS C SHARES. Class C shares are: 1) sold without an initial sales charge, but are subject to a contingent deferred sales charge; 2) subject to the higher annual Rule 12b-1 fee of 1.00% of the Fund's average daily net assets attributable to Class C shares; and 3) provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. While Class C shares, do not convert to Class A shares, they are subject to a lower contingent deferred sales charge (1%) than Class B or H shares and do not have to be held for as long a time (one year) to avoid paying the contingent deferred sales charge. See "How to Buy Fund Shares--Class C Shares."

SUMMARY OF FUND EXPENSES

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)


                                                       CLASS B
                                           CLASS A      AND H      CLASS C
                                           SHARES      SHARES      SHARES
                                          ---------   ---------   ---------
Management Fees.........................       .40%        .40%        .40%
12b-1 fees..............................       .20%       1.00%       1.00%
Other Expenses..........................       .28%        .28%        .28%
                                             --
                                                        ---         ---
    TOTAL FUND OPERATING EXPENSES.......       .88%       1.68%       1.68%


EXAMPLE
You would pay the following expenses on a $1,000 investment over various time periods assuming: (1) 5% annual return; and (2) redemption at the end of each time period. This example includes conversion of Class B and H shares to Class A shares after eight years and a waiver of deferred sales charges on Class B and H shares of 10% of the amount invested. See "Contingent Deferred Sales Charge--Class B, H, and C Shares."


                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                          -------   --------   --------   ---------
Class A Shares..........................  $    9    $    28    $    49    $    108
Class B and H Shares....................  $   53    $    80    $   109    $    177
Class C Shares..........................  $   27    $    53    $    91    $    199



Assuming no redemption, the Class B, H, & C expenses on the same investment would be as follows:



                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                          --------   --------   --------   ---------
Class B & H Shares......................  $    17    $    53    $    91    $    177
Class C Shares..........................  $    17    $    53    $    91    $    199



The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses, see "Management" and "How to Buy Fund Shares."


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

The following audited financial highlights should be read in conjunction with the financial statements of the Fund and the independent auditors' report of KPMG Peat Marwick LLP found in the Fund's 1997 Annual Report to Shareholders which may be obtained without charge by contacting the Fund.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                     NINE-MONTH
                                       YEAR ENDED SEPTEMBER 30,                     PERIOD ENDED      YEAR ENDED DECEMBER 31,
                     -------------------------------------------------------------  SEPTEMBER 30,  -----------------------------
CLASS A SHARES         1997      1996     1995        1994        1993      1992        1991         1990       1989      1988
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period.............    $1.00     $1.00     $1.00       $1.00      $1.00     $1.00       $1.00         $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income
   -- net...........      .05       .05       .05         .03        .02       .03         .04           .07       .08       .07
--------------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders:
  From investment
   income -- net....     (.05)     (.05)      (.05)       (.03)     (.02)     (.03)       (.04)         (.07)     (.08)     (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period..........    $1.00     $1.00     $1.00       $1.00      $1.00     $1.00       $1.00         $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return**......     4.74%     4.74%      5.03%       2.92%     2.36%     3.61%       4.36%         7.71%     8.59%     6.85%
Net assets end of
 period (000s
 omitted)........... $126,547  $120,375 $ 105,472    $105,659   $ 94,399  $ 98,302    $121,003     $ 115,791  $ 99,374  $ 70,699
Ratio of expenses to
 average daily net
 assets.............      .88%      .91%       .91%        .88%      .93%      .83%        .82%*         .84%      .90%      .96%
Ratio of net
 investment income
 to average daily
 net assets.........     4.64%     4.67%      4.91%       2.92%     2.34%     3.59%       5.70%*        7.40%     8.26%     6.66%
--------------------------------------------------------------------------------------------------------------------------------

--------------------

CLASS A SHARES          1987
--------------------
Net asset value,
 beginning of
 period.............     $1.00
--------------------
Operations:
  Investment income
   -- net...........       .06
--------------------
Distributions to
 shareholders:
  From investment
   income -- net....      (.06)
--------------------
Net asset value, end
 of period..........     $1.00
--------------------
Total return**......      6.20%
Net assets end of
 period (000s
 omitted)...........  $ 72,791
Ratio of expenses to
 average daily net
 assets.............       .90%
Ratio of net
 investment income
 to average daily
 net assets.........      6.03%
--------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,
                                          ------------------------------------------------------------------------------------
                                                    CLASS B                          CLASS C                      CLASS H
                                          ---------------------------   ----------------------------------   -----------------
                                            1997      1996+    1995++     1997        1996        1995***      1997      1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....  $    1.00   $1.00    $  --    $    1.00   $    1.00      $1.00     $    1.00   $1.00
------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income -- net..............        .04     .04       --          .04         .05        .01           .04     .04
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income -- net.........       (.04)   (.04)      --         (.04)       (.05)      (.01)         (.04)   (.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period..........  $    1.00   $1.00    $  --    $    1.00   $    1.00      $1.00     $    1.00   $1.00
------------------------------------------------------------------------------------------------------------------------------
Total return**..........................       3.97%   4.11%      --         4.45%       4.97%      1.33%         4.06%   4.04%
Net assets at end of period (000's
 omitted)...............................  $      55   $  28    $  --    $      10   $       1      $   9     $     627   $  60
Ratio of expenses to average daily net
 assets.................................       1.68%   1.71%*     --         1.68%       1.46%(a)   1.71%*        1.68%   1.71%
Ratio of net investment income to
 average daily net assets...............       3.94%   3.99%*     --         3.98%       4.33%(a)   4.46%*        4.02%   4.03%
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------

                                          1995****
----------------------------------------
Net asset value, beginning of period....    $1.00
----------------------------------------
Operations:
  Investment income -- net..............      .02
----------------------------------------
Distributions to shareholders:
  From investment income -- net.........     (.02)
----------------------------------------
Net asset value, end of period..........    $1.00
----------------------------------------
Total return**..........................     2.52%
Net assets at end of period (000's
 omitted)...............................    $ 122
Ratio of expenses to average daily net
 assets.................................     1.71%*
Ratio of net investment income to
 average daily net assets...............     4.43%*
----------------------------------------


   * Annualized.

  ** These are the Fund's total returns during the periods, including reinvestment of all distributions from net investment income.

 *** For the period from June 14, 1995 (date of first investment) to September
     30, 1995.
**** For the period from March 16, 1995 (date of first investment) to September
     30, 1995.
   + For the period from October 9, 1995 (date of first investment) to September
     30, 1996.

   ++ No activity for the period from November 14, 1994 (commencement of operations) to September 30, 1995.


 (a) Advisers has reimbursed expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ended September 30, 1996, had the reimbursement not been made, the ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08%, respectively for Class C.

ORGANIZATION AND CLASSIFICATION


The Fund is the only established series of Fortis Money. Fortis Money was incorporated under Minnesota law in 1979, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an "open-end management investment company".



INVESTMENT OBJECTIVE AND POLICIES; RISK CONSIDERATIONS



The Fund's investment objective is maximum current income to the extent consistent with stability of principal through investment in money market instruments maturing in 397 days or less. The Fund will maintain a dollar weighted average portfolio maturity of 90 days or less.


The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act. Rule 2a-7 requires that all investments by the Fund be limited to United States dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Ratings Services ("Standard & Poor's") or P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of Advisers to determine that the Fund's investments present only "minimal credit risks" and are Eligible Securities. The Fund's Board of Directors has established written guidelines and procedures for Advisers and oversees Advisers' determination that the Fund's portfolio securities present only "minimal credit risks" and are Eligible Securities. Under Rule 2a-7, 95% of the assets of the Fund must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). Rule 2a-7 requires that (1) a fund may not invest more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not First Tier Securities) and (2) a fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the fund's total assets or $1,000,000.

The Fund pursues its objective of maximum income and stability of principal by investing exclusively in the following types of money market instruments which mature in 397 days or less:

 (1) Obligations of, or guaranteed by, the United States government, its agencies or instrumentalities.

 (2) Obligations of: (a) domestic or Canadian chartered banks having total assets in excess of one billion dollars; and (b) foreign branches of domestic banks, and domestic branches of foreign banks, where the parent bank has total assets in excess of $1,000,000,000, or in foreign banks (or foreign branches of foreign banks) where such banks have total assets in excess of $1,000,000,000, or in other foreign issuers; provided, that no more than 49% of the Fund's total assets may be invested in foreign branches of domestic banks and domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, collectively. Such obligations may include, but are not limited to, certificates of deposit, letters of credit, and bankers' acceptances. For this purpose, "bank" includes commercial banks, savings banks, and savings and loan associations.

 (3) Obligations of other domestic issuers (which include, for example, commercial paper and other debt obligations) which meet the quality and other standards of Rule 2a-7 (or successors thereto) under the 1940 Act.

 (4) Repurchase agreements in connection with obligations which are suitable for investment under the categories set forth above.

 (5) The Fund may purchase obligations other than those listed above if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or other issuer whose certificates of deposit or debt obligations may be otherwise purchased by the Fund; such obligations and guarantees must be due within 397 days or less from the date of purchase.

In seeking to attain its investment objective, the Fund will have at least 25% of its total assets invested collectively in obligations of foreign branches of domestic banks, domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, except when a more defensive position is deemed warranted. The Fund may invest up to 5% of its assets (at the time of investment) in securities of issuers which with their predecessors have a record of less than three years continuous operation (securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years).


The above are fundamental policies, which may not be changed without shareholder approval. The Fund is also subject to the following restrictions (at the time of investment) which could be changed without shareholder approval: The Fund may invest no more than 5% of its assets in savings banks; no more than 10% of its assets in savings and loan associations; no more than 10% of its assets in obligations of Canadian chartered banks; and no more than 10% of its net assets in illiquid securities.


The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends. The Fund may also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the portfolio yield, depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets will be invested in securities with short maturities and the Fund will manage its portfolio as described above, the Fund's portfolio of money market instruments will turn over several times a year. However, this does not generally increase the Fund's brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Fund invests. Since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes will be zero. There are risks associated with investing in instruments in which the Fund will invest, including but not limited to, the possibility of price fluctuations due to changes in interest rates, credit-worthiness, domestic and foreign economic and political conditions.

The Fund may invest in variable amount master demand notes. These instruments are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs.


RISKS OF INVESTING IN FOREIGN SECURITIES



The Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies, or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other obligations issued by foreign issuers. As a result, the Fund will be subject to additional investment risks with respect to such securities. The Fund will give appropriate consideration to the following factors, among others.



Foreign securities markets generally are not as developed or efficient as those in the United States. Volume and liquidity in foreign securities markets can be less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices, and requirements comparable to those applicable to U.S. issuers.


Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits, and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.


Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Advisers will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Fund will reduce its net income available for distribution to shareholders. Advisers will consider available yields, net of any required taxes, in selecting foreign securities.


MANAGEMENT

BOARD OF DIRECTORS

Under Minnesota law, the Board of Directors of Fortis Money (the "Board of Directors") has overall responsibility for managing the Fund in good faith, in a manner reasonably believed to be in the best interests of the Fund, and with the care an ordinarily prudent person would exercise in similar circumstances. However, this management may be delegated. The Articles of Incorporation of Fortis Money limit the liability of directors to the fullest extent permitted by law.


THE INVESTMENT ADVISER/TRANSFER AGENT/DIVIDEND AGENT

Fortis Advisers, Inc. ("Advisers") is the investment adviser, transfer agent, and dividend agent for the Fund. Advisers has been managing investment company portfolios since 1949, and is indirectly owned 50% by Fortis AMEV and 50% by Fortis AG, diversified financial services companies. In addition to providing investment advice, Advisers is responsible for management of Fortis Money's business affairs, subject to the overall authority of the Board of Directors. Advisers' address is that of the Fund.



Under an Investment Advisory and Management Agreement, the Fund pays the Adviser a monthly fee at an annual rate of .60% on average daily net assets up to $500 million and .55% on average daily net assets in excess of $500 million.



BROKERAGE ALLOCATION


Advisers may consider sales of shares of the Fund, and of other funds advised by Advisers, as a factor in the selection of broker-dealers to execute Fund securities transactions when it is believed that this can be done without causing the Fund to pay more in brokerage commissions than it would otherwise.


THE UNDERWRITER AND DISTRIBUTION EXPENSES


Fortis Investors, Inc. ("Investors"), a subsidiary of Advisers, is the Fund's underwriter. Investors' address is that of the Fund. The Fund has adopted a Plan of Distribution as required by Rule 12b-1 under the 1940 Act. Under the Plan and pursuant to the terms of the Investment Advisory and Management Agreement, a portion of the Fund's advisory fee is paid by Advisers to Investors to be used to compensate Investors for its expenses in connection with the sale and distribution of Fund shares and for ongoing servicing of accounts. From the advisory fee, .20% of the Fund's of average daily net assets will be paid to Investors as a distribution fee to compensate those who sell Fund shares and to pay certain other selling expenses. For Class B, H and C shares, an additional
 .80% of the Fund's of average daily net assets attributable to such classes will be paid by each such Class to Investors. All of the Rule 12b-1 fee paid with respect to Class A shares constitutes a "distribution fee." With respect to Class B, H and C shares, .75% of the fee paid constitutes a distribution fee and
 .25% of the fee paid constitutes a servicing fee.



Payments made under the Plan are not tied to actual expenses incurred by Investors and may exceed such expenses. Alternatively, Investors and Advisors, out of their own assets, may pay additional amounts for expenses incurred in connection with the distribution of Fund shares. See the Statement of Additional Information.



The higher Rule 12b-1 fee attributable to Class B, H, and C shares is designed to permit an investor to purchase such shares through registered representatives of Investors and other broker-dealers without the assessment of an initial sales charge and at the same time to permit Investors to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. This fee received by Investors for all classes will be used as follows:
If Fund shares are sold by a representative of a broker-dealer other than Investors, the entire fee will be paid to such broker-dealer. If Fund shares are sold by a representative under contract to Investors, a portion of the fee will be paid such representative and field supervisors, in such proportions as may be determined from time to time, as set forth in written agreements. The distribution fee on sales made by salaried employees with securities licenses who are not entitled to receive additional compensation for sales will be utilized as described below. If for any reason a representative or a supervisor is not entitled to the distribution fee, such monies may be spent by Investors on any activities primarily intended to result in the sale of Fund shares, including, by way of example, but not by way of limitation: costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by Investors and affiliated insurance companies; and compensation paid to and expenses incurred by officers, employees or representatives of Investors or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses.


The servicing fee attributable to the Class B, H and C shares, is designed to compensate Investors for the provision of certain services to shareholders. The services provided may include personal services provided to shareholders, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. Investors may use the Rule 12b-1 fee to make payments to qualifying broker-dealers and financial institutions that provide such services.


Investors may also enter into sales or servicing agreements with certain institutions such as banks ("Service Organizations") which have purchased shares of the Fund for the accounts of their clients, or which have made Fund shares available for purchase by their clients, and/or which provide continuing service to such clients. The Glass-Steagall Act and other applicable laws prohibit certain banks from engaging in the business of underwriting securities. In such circumstances, Investors, if so requested, will engage such banks as Service Organizations only to perform administrative and shareholder servicing functions, but at the same fees and other terms applicable to dealers. (If a bank were later prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing servicing of such shareholders would be sought.) In such event changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of any automatic investment or other services then being provided by the Bank. (State securities laws on this issue may differ from the interpretations of Federal law expressed above and banks and other financial institutions may be required to register as dealers pursuant to state law.)


VALUATION OF SECURITIES


The public offering price of Fund shares is determined once daily, and is equal to the net asset value per share of the shares next calculated after receipt of the purchase order. Net asset value is the value of the securities owned by the Fund, plus cash or other assets, less liabilities, divided by the number of Fund shares outstanding. The net asset value of the Fund's shares is determined as of the primary closing time for business on the Exchange on each day on which the Exchange is open. DIVIDENDS BEGIN TO ACCRUE THE NEXT BUSINESS DAY AFTER THE INVESTOR BECOMES A SHAREHOLDER.

The Board of Directors expects that the net asset value per share will ordinarily be $1.00. The Fund's total assets are determined by valuing the portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act, as amended. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's portfolio valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. See "Computation of Net Asset Value and Pricing" in the Statement of Additional Information.

CAPITAL STOCK


The Fund may offer additional classes of shares. The Fund currently offers its shares in four classes, each with differing sales arrangements and bearing different expenses. Class A, B, H and C shares each represent interests in the assets of the Fund and have identical voting, dividend, liquidation, and other rights on the same terms and conditions except that expenses related to the distribution of each class are borne solely by such class. Each class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to that particular class and other matters for which separate class voting is appropriate under applicable law.


DIVIDEND DISTRIBUTIONS

On each day the New York Stock Exchange (the "Exchange") is open, the Fund will declare a dividend of all its net income to shareholders of record as of 3:00 p.m., Central Time, the preceding business day. Net income will include accrued interest and earned discount, less amortized premium and accrued expenses. Such dividends will be reinvested in additional Fund shares of the same class unless the shareholder sends the Fund a written request that they be sent to the shareholder or reinvested (at net asset value) in shares of the same class of another Fortis fund.


Distributions paid by the Fund with respect to all classes of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except that the higher Rule 12b-1 fees applicable to Class B, H and C shares will be borne exclusively by such shares. The per share dividends on Class B, H and C shares will be lower than those on Class A shares as a result of the higher Rule 12b-1 fees.


Dividends will be reinvested monthly, on the last business day of each month. If they are to be reinvested in other Fortis funds, processing normally takes up to three business days. If cash payment is requested, checks will be mailed within five business days after the end of the month. If shareholders withdraw their entire account, all dividends accrued from the last payment date to the time of withdrawal will be paid at that time.

Shareholders who have cash dividends will receive a monthly confirmation statement and those who have dividends reinvested will receive a quarterly confirmation statement.


TAXATION

Dividends are taxable as ordinary income to shareholders, whether paid in cash or reinvested.

HOW TO BUY FUND SHARES

GENERAL PURCHASE INFORMATION

MINIMUM AND MAXIMUM INVESTMENTS

A minimum initial investment of $500 normally is required. An exception to this minimum (except on wire orders) is the "Systematic Investment Plan" ($25 per month by "Pre-authorized Check Plan" or $50 per month on any other basis). The minimum subsequent investment normally is $50, again subject to the above exceptions. Investors reserves the right to reject any purchase order.


INVESTING BY WIRE
A shareholder having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares ($500 minimum) by requesting their banks to transmit immediately available funds (Federal Funds) by wire to:

U.S. Bank National Association

ABA #091000022, credit account no: 1-702-2514-1341
Fortis Funds Purchase Account
For further credit to __________________________________________________________
                                        (name of client)
Fortis Account NBR _____________________________________________________________


Before making an initial investment by wire, your broker-dealer must first telephone Investors at the number on the cover page of this Prospectus to open your account and obtain your account number. In addition, the Account Application which accompanies this Prospectus must be promptly forwarded to Investors at the mailing address in the "Investing by Mail" section of this Prospectus. Additional investments may be made at any time by having your bank wire Federal Funds to the above address for credit to your account.


INVESTING BY MAIL (ADDRESS: CM-9614, ST. PAUL, MN 55170-9614)

The Account Application which accompanies this Prospectus must be completed, signed and sent with a check or other negotiable bank draft payable to "Fortis Funds." Additional purchases may be made at any time by mailing a check or other negotiable bank draft along with your confirmation stub. The account to which the subsequent purchase is to be credited should be identified with the name(s) of the registered owner(s) and account number.


ALTERNATIVE PURCHASE ARRANGEMENTS

The Fund offers investors the choice between four classes of shares which offer differing sales charges and bear different expenses. Page 2 of the Prospectus contains a summary of these alternative purchase arrangements. A broker-dealer may receive different levels of compensation depending on which class of shares is sold. Investors may also provide additional compensation to dealers in connection with selling shares of the Fortis Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. Investors will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the Fund or its shareholders.



CLASS A SHARES--NEW PURCHASES OR EXCHANGES FROM OTHER FORTIS FUNDS' CLASS A
SHARES



RULE 12B-1 FEES. Class A shares are subject to a Rule 12b-1 fee payable at an annual rate of .2% of the average daily net assets of the Fund attributable to such shares. For additional information, see "The Underwriter and Distribution Expenses."



CLASS B AND H SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS B OR H SHARES


As with Class A shares, the public offering price of Class B and H shares is the net asset value of the Fund's shares. Such shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a contingent deferred sales charge ("CDSC") of 4% will be imposed if Class B or H shares are redeemed within two years of purchase. The CDSC decreases according to the following table:



          IF REDEEMED WITHIN                           CDSC
          ----------------------------------------     -----
          3 years of purchase.....................          3%
          4 years of purchase.....................          3%
          5 years of purchase.....................          2%
          6 years of purchase.....................          1%



For additional information, see "Redemption--Contingent Deferred Sales Charge." In addition, Class B and H shares are subject to higher annual Rule 12b-1 fees as described below.


Proceeds from the CDSC are paid to Investors and are used to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of Class B and H shares, such as the payment of compensation to selected broker-dealers and for selling such shares.



RULE 12B-1 FEES. Class B and H shares are subject to a Rule 12b-1 fee payable at an annual rate of 1.00% of the average daily net assets of the Fund attributable to such shares. The higher Rule 12b-1 fee will cause Class B and H shares to have a higher expense ratio and to pay lower dividends than Class A shares. For additional information about this fee, see "The Underwriter and Distribution Expenses."


CONVERSION TO CLASS A SHARES Class B and H shares (except for those purchased by reinvestment of dividends and other distributions) will automatically convert to Class A shares after eight years. Each time any such shares in the shareholder's account convert to Class A, a proportionate amount of the Class B and H shares purchased through the reinvestment of dividends and other distributions paid on such shares will also convert to Class A.


CLASS C SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS C SHARES

As with Class A shares, the public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC of 1% will be imposed if

Class C shares are redeemed within one year of purchase. For additional information, see "Redemption--Contingent Deferred Sales Charge." In addition, Class C shares are subject to higher annual Rule 12b-1 fees as described below.


Proceeds from the CDSC are paid to Investors and are used to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers and for selling Class C shares.



RULE 12B-1 FEES. Class C shares are subject to a Rule 12b-1 fee payable at an annual rate of 1.00% of the average daily net assets of the Fund attributable to such shares. The higher Rule 12b-1 fee will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. For additional information about this fee, see "The Underwriter and Distribution Expenses."


SPECIAL PURCHASE PLANS
For information on any of the following special purchase or exchange plans, see the Statement of Additional Information or contact your broker-dealer or sales representative.

TAX SHELTERED RETIREMENT PLANS Individual Retirement Accounts ("IRAs"), Keogh, Pension, Profit Sharing, and 403(b) accounts are available.

GIFTS OR TRANSFERS TO MINOR CHILDREN Adults can make an irrevocable gift or transfer of up to $10,000 annually per child ($20,000 for married couples) to as many children as they choose without having to file a Federal gift tax return.

SYSTEMATIC INVESTMENT PLAN Voluntary $25 or more per month purchases by automatic financial institution transfers (see ACH Authorization Agreement in this Prospectus) or $50 or more per month by any other means.


TRANSFER PRIVILEGE Class A Fund shares may be transferred to shares of any class of another Fortis fund unless the shares have incurred a sales charge, in which case they may only be transferred to Class A shares of the other fund. If transferred to another fund's Class A shares, such other fund's sales charge must be paid. If transferred to another class of another Fortis fund, the shares cannot later be transferred back into Class A shares of the Fund. Class B, H and C Fund shares may be transferred among other funds of the same class managed by Advisers. Shareholders of other Fortis funds may transfer their shares for Fund shares of the same class. However, the shares of the Fund will remain subject to any contingent deferred sales charge from which the shares were transferred. A shareholder initiates a transfer by writing to or telephoning his or her broker-dealer, sales representative or the Fund regarding the shares to be transferred.



Telephone transfers will be permitted only if the shareholder completes and returns the Telephone Transfer Authorization Form. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching his or her broker-dealer, sales representative or the Fund by telephone. Consequently, a telephone transfer may be difficult to implement at those times. (see "Redemption".) Advisers reserves the right to restrict the frequency of--or otherwise modify, condition, terminate, or impose charges upon--the transfer privilege, all with 30 days notice to shareholders.


REDEMPTION

GENERALLY

Registered holders of Fund shares may redeem their shares at the per share net asset value next determined following receipt by the Fund of a written redemption request in proper form (and a properly endorsed stock certificate if one has been issued), less any applicable CDSC.



Any certificates should be sent to the Fund by certified mail. Share certificates and/or stock powers, if any, tendered in redemption must be endorsed and executed exactly as the Fund shares are registered. If the redemption proceeds are to be paid to the registered holder and sent to the address of record, normally a signature guarantee is not required unless the redemption proceeds are greater than $25,000. However, for example, if the redemption proceeds are to be paid to someone other than the registered holder, sent to a different address, or if the shares are to be transferred, the owner must have his signature guaranteed.


Class A shares may be registered in broker-dealer "street name accounts" only if the broker-dealer has a selling agreement with Investors. In such cases, instructions from the broker-dealer are required to redeem shares or transfer ownership and transfer to another broker-dealer requires the new broker-dealer to also have a selling agreement with Investors. If the proposed new broker-dealer does not have a selling agreement with Investors, the shareholder can, leave the shares under the original street name account or have the broker-dealer transfer ownership to the shareholder's name.


An individual shareholder (or in the case of multiple owners, any shareholder) may orally redeem up to $25,000, provided that the account is not a tax-qualified plan, and the check will be sent to the address of record if such address has not changed in the last 30 days. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching his or her broker-dealer, sales representative, or the Fund by telephone. Consequently, a telephone redemption may be difficult to implement at those times. If a shareholder is unable to reach the Fund by telephone, written instructions should be sent. Advisers reserves the right to modify, condition, terminate, or impose charges upon this telephone redemption privilege with 30 days notice to shareholders. Advisers, Investors and Fortis Money will not be responsible for, and the shareholder will bear the risk of loss from, such instructions, including fraudulent instructions, which are reasonably believed to be genuine. The telephone redemption procedure is automatically available to shareholders. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund's procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction.


Payment will be made as soon as possible, but not later than three days after receipt of a proper redemption request. However, if shares subject to the redemption request were recently purchased with non-guaranteed funds (e.g., personal check), the mailing of your redemption check may be delayed by up to fifteen days. A shareholder wishing to avoid these delays should consider the wire purchase method described under "How to Buy Fund Shares."


The Fund has the right to redeem accounts with a current value of less than $500 unless the original purchase price of the remaining shares (including sales commissions) was at least $500. Fund shareholders actively participating in the Fund's Systematic Investment Plan or Group Systematic Investment Plan will not have their accounts redeemed. Before redeeming an account, the Fund will mail to the shareholder a notice of its intention to redeem, which will give the shareholder an opportunity to make an additional investment. If no additional investment is received by the Fund within 60 days of the date the notice was mailed, the shareholder's account will be redeemed. Any redemption in an account established with the minimum initial investment of $500 may trigger this redemption procedure.

Any or all of the redemption methods described below may be suspended or terminated, or fees may be imposed, at any time.

EXPEDITED REDEMPTION BY WIRE

Shareholders (except tax-qualified plans) redeeming at least $1,000 (for which certificates have not been issued) and who have completed the "Telephone Redemption" section on the Account Application that is on file with the Fund, may at the time of such redemption request that the money be wired to the bank (or registered broker-dealer) they have designated on the Account Application. Redemption proceeds will be wired on the next business day after receipt of the redemption request if the request is received before 3:00 P.M., Central Time. Otherwise the proceeds will be wired on the second business day following receipt of the redemption request. Persons who request that redemption proceeds be wired to a bank that is not a member of the Federal Reserve System should realize that this will cause a delay in their bank's receipt of the redemption proceeds. There is currently no charge to the shareholder for the wiring of redemption proceeds.


EXPEDITED TELEPHONE REDEMPTION

Shareholders (except tax-qualified plans) redeeming at least $1,000 (for which certificates have not been issued) may redeem by telephoning the Fund at the telephone number on the cover page of this Prospectus. The "Telephone Redemption" section on the Account Application must have been completed by the shareholder and filed with the Fund before the telephone request is received. To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made by check to the bank account designated on the Account Application. If the telephone redemption request is received before 3:00 P.M., Central Time, a check will be mailed on the next business day. Otherwise a check will be mailed on the second business day following the telephone redemption request.


CHECK WITHDRAWAL OPTION

Shareholders (except tax-qualified plans) holding shares for which certificates have not been issued may appoint the Fund, Advisers, and U.S. Bank, National Association ("the Bank") their agents, and may request on the Account Application that the Fund provide them with special forms of checks payable through the Bank. These checks may be made payable to the order of any person in any amount of $100 or more. Checks must be signed by the shareholder(s) of record as designated on the Account Application signature card. When a check is presented to the Bank for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account. Shareholders will be entitled to distributions paid on their shares up to the time the check is presented to the Bank for payment.



If shares subject to redemption through a Money Fund check writing were recently purchased with non-guaranteed funds (e.g., personal check), the processing of your check drawn on your Fund account may be delayed by up to fifteen days. You may not write a check for the entire value of your account or close your account by writing a check.



If the amount of the check is greater than the value of your Fund account, the check will be returned for insufficient funds and the account will be charged a $20 service fee.



Shareholders will be subject to the rules and regulations of the Bank, the Fund and Advisers governing checking accounts and the check withdrawal option.


SYSTEMATIC WITHDRAWAL PLAN

The Fund has a "Systematic Withdrawal Plan" which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semiannually or annually.


YIELD INFORMATION

The Fund may advertise its "yield" and "effective yield." Both yield figures are based upon historical earnings and are not intended to indicate future performance.

The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


For additional information regarding performance and the calculation of yield and effective yield, see "Yield Information" in the Statement of Additional Information.


SHAREHOLDER INQUIRIES


Inquiries should be directed to your broker-dealer or sales representative or to the Fund at the telephone number or mailing address listed on the cover of this Prospectus. A $10 fee will be charged for copies of Annual Account Summaries older than the preceding year.

  FORTIS-Registered Trademark- ---------------------------------------
  Mail to:                 FORTIS MONEY FUND
  FORTIS MUTUAL FUNDS      Complete this application to open a new Fortis
  CM-9614                  account or to add services to
  St. Paul, MN             an existing Fortis account. For personal service,
  55170-9614               please call your investment
                           professional or Fortis at 1-800-800-2638, Ext.
                           3012.
                           DO NOT USE TO OPEN A FORTIS IRA, SEP, 403(B).
                           NEW DEPOSITS ARE AVAILABLE FOR CLASS (A) SHARES
                           ONLY.

________________________________________________________________________________

 1 ACCOUNT INFORMATION
________________________________________________________________________________

PLEASE PROVIDE THE INFORMATION REQUESTED BELOW:

/ / INDIVIDUAL: Please print your name, Social Security number, U.S. citizen status.

/ / JOINT TENANT: List all names, one Social Security number, U.S. citizen status.

/ / UNIFORM GIFT/TRANSFER TO MINORS: (Only one cust. per acct.) Provide name of custodian (ONLY ONE) and minor, minor's Social Security number, minor's U.S. citizen status and date of birth of minor.


/ / TRUST: List trustee and trust title, including trust date, trust's Taxpayer
    ID number; also include a photocopy of first page of trust agreement.



/ / CORPORATION, ASSOCIATION, PARTNERSHIP: Include full name, Taxpayer ID number; also include a photocopy of Articles of Incorporation, Partnership Agreement, etc.

/ / FORTIS KEY PLAN: Include Social Security number.

/ / QUALIFIED PLAN: Include name of Plan and trustee, Plan's Taxpayer ID number. / / OTHER: _____________________________________________________________________

---------------------------------------------------------
Owner (Individual, 1st Joint Tenant, Custodian, Trustee) (Please print)

----------------------------------------------------------------
Owner (2nd Joint Tenant, Minor, Trust Name) (Please print)

----------------------------------------------------------------
Additional information, if needed

----------------------------------------------------------------
Street address

----------------------------------------------------------------
City                                            State            Zip

----------------------------------------------------------------

Social Security number (Taxpayer ID)



(     )

______________________________________    ______________________________________

Daytime phone                      Date of birth


                                               (Uniform Gift/Transfer to Minors)


Date of Trust (if applicable) __________________________________________________

Are you a U.S. citizen?  / / Yes    / / No
If no, country of permanent residence __________________________________________


97841N (1/98)


________________________________________________________________________________
 2 TRANSFER ON DEATH
________________________________________________________________________________
PLEASE INDICATE THE PRIMARY BENEFICIARY WITH "PB" AFTER THE BENEFICIARY(IES) NAME(S). INDICATE CONTINGENT BENEFICIARY WITH "CB." INDICATE LINEAL DESCENDANT PER STIRPES WITH "LDPS" IF YOU WANT OWNERSHIP TO PASS TO THE LEGAL HEIRS OF THE PRIMARY BENEFICIARY IN THE EVENT A DESIGNATED BENEFICIARY DIES BEFORE THE ACCOUNT OWNER.
TOD IS ONLY AVAILABLE FOR INDIVIDUAL AND JOINT TENANTS
(JTWROS) ACCOUNTS.

BENEFICIARY(IES):

----------------------------------   ---------------------
Name                                 SS#

-----------------------------------  ----------------------
Name                                 SS#

-----------------------------------  ----------------------
Name                                 SS#

________________________________________________________________________________
 3 INVESTMENT ACCOUNT
________________________________________________________________________________

/ / BY MAIL. ATTACHED IS A CHECK FOR $__________________________________ PAYABLE
    TO "FORTIS FUNDS."

/ / BY WIRE. AN INITIAL PURCHASE OF $_________________________________ WAS WIRED

    on _________________________________________________________________________
          Date

    by _________________________________________________________________________
          Name of Your Bank

    to _________________________________________________________________________
          Account No. Assigned


Before making an initial investment by wire, you must be assigned an account number by calling the telephone number listed above. Have the funds wired to:
U.S. Bank National Association/ABA #091000022, credit account no:
1-702-2514-1341 Fortis Funds Purchase Account.


For further credit to __________________________________________________________
                       Name of Client
                      __________________________________________________________
                       Fortis Account NBR


Be sure to include your name and account number on the wire. Include account number assigned by phone on the line above.

________________________________________________________________________________
 4 SIGNATURE & CERTIFICATION
________________________________________________________________________________
I HAVE RECEIVED AND READ THE FORTIS MONEY FUND PROSPECTUS AND UNDERSTAND THAT ITS TERMS ARE INCORPORATED BY REFERENCE INTO THIS APPLICATION. I AM OF LEGAL AGE AND LEGAL CAPACITY.

I understand that this application is subject to acceptance by Fortis Investors, Inc.

I certify, under penalties of perjury, that:

(1) The Social Security number or Taxpayer ID number provided is correct; and (cross out the following if not true)

(2) that the IRS has never notified me that I am subject to 31% backup withholding, or has notified me that I am no longer subject to such backup withholding.

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

IF YOU ARE NOT SIGNING AS AN INDIVIDUAL, STATE YOUR TITLE OR CAPACITY (INCLUDE APPROPRIATE DOCUMENTS VERIFYING YOUR CAPACITY).

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

AUTHORIZED SIGNATURE(S)

X
________________________________________________________________________________
    Owner, Custodian, Trustee                                  Date

X
________________________________________________________________________________
    Joint Owner, Trustee                                       Date
________________________________________________________________________________
 5 DEALER/REPRESENTATIVE INFORMATION
________________________________________________________________________________
________________________________________________________________________________
Representative's name (please print)
________________________________________________________________________________
Name of Broker/Dealer
________________________________________________________________________________
Branch Office address
________________________________________________________________________________
Representative's signature

                                   (      )
______________________________________    ______________________________________
Representative's number                            Representative's Phone Number
________________________________________________________________________________
AUTHORIZED SIGNATURE OF BROKER/DEALER
________________________________________________________________________________
 6 DISTRIBUTION OPTIONS
________________________________________________________________________________
IF NO OPTION IS SELECTED, ALL DISTRIBUTIONS WILL BE REINVESTED IN THE FORTIS MONEY FUND.

/ / DIVIDENDS REINVESTED


/ / DIVIDENDS IN CASH (SEE SECTION 9 FOR PAYMENT OPTIONS)



/ / Dividends into another Fortis fund. (Class A only)

____________________________________________    ________________________________
Name of Fund                                Account Number (if existing account)

________________________________________________________________________________
 7 CHECK WITHDRAWAL OPTION
________________________________________________________________________________

/ / I (WE) HEREBY ELECT REDEMPTION BY SPECIAL CHECK DRAWN AGAINST MY (OUR)
    FORTIS MONEY FUND ACCOUNT. PLEASE SEND FORMS OF CHECKS (MINIMUM CHECK:
    $100). NOTE: WHEN ELECTING CHECK WITHDRAWAL, BE SURE TO SIGN THE MONEY FUND SIGNATURE CARD BELOW. Checks are not available for non-corporate tax qualified plans.


---------------------------------------------------------
                        CHECKING ACCOUNT SIGNATURE CARD

Please complete and sign
                                                   -----------------------------
for check redemption.                               Date
________________________________________________________________________________
NAME(S) OF REGISTERED OWNER(S) OF SHARES OF FORTIS MONEY FUND.
________________________________________________________________________________

All registered owner(s) of Fortis Money Fund shares named above must sign below. By signing this card the signatory(s) agree(s) to all of the terms and conditions set forth below.

--------------------------------   ------------------------------
                                   Social Security or Tax ID
Signature                          Number

--------------------------------   ------------------------------

--------------------------------   ------------------------------

--------------------------------   ------------------------------

/ / Check here if only one signature is required on checks.

TERMS AND CONDITIONS OF SIGNATURE CARD


1. REDEMPTION AUTHORIZATION: The signatory(s) whose signature(s) appear above, intending to be legally bound, hereby agree each with the other and with Fortis Money Portfolios, Inc. ("the Fund"), Fortis Advisers, Inc. ("Advisers"), and U.S. Bank, National Association ("the Bank") that the Fund, Advisers, and the Bank are appointed agents for such person(s) and, as such agents, are directed to redeem shares of the Fund, registered in the name of such signatory(s) upon receipt of, and in the amount of, checks drawn. The Fund or Advisers shall deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. Advisers is expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Fund. The signatory(s) understand that Advisers must also act as an agent for the Fund.


The Fund is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and Advisers, the Fund, and the Bank shall not be liable for any loss or liability resulting from the absence of any such guarantee, or from forgery and/or fraud. In this regard, I
(we) understand and agree that Advisers, the Fund, and the Bank can take only reasonable steps to prevent losses to me (us) due to forgery and/or any form of fraud and in no event will Advisers, the Fund, and/or the Bank incur any liability for honoring or effecting redemptions reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.


2. CHECK PAYMENT: The signatory(s) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and relevant rules and regulations pertaining to checking accounts, including those of the Bank, the Fund, and/or Advisers. In addition, the signatory(s) agree(s) that:


(a) No check shall be issued or honored, or any redemption effected, in an amount less than $100.
TERMS AND CONDITIONS OF SIGNATURE CARD, CONTINUED ON NEXT PAGE

(b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have been issued.

(C) NO CHECK SHALL BE ISSUED OR HONORED, OR REDEMPTION EFFECTED, IF THE AMOUNT OF THE CHECK IS GREATER THAN THE VALUE OF THE SHARES HELD IN THE SHAREHOLDER'S ACCOUNT. ALSO, IF SHARES IN THE ACCOUNT WERE RECENTLY PURCHASED WITH NON-GUARANTEED FUNDS (E.G., PERSONAL CHECK), THE PROCESSING OF THE CHECK MAY BE DELAYED BY FIFTEEN DAYS.

(d) No check shall be honored unless the Fund has provided the Bank, from the proceeds of redemption or otherwise, collected funds for the payment of such check.

(e) Checks issued hereunder cannot be cashed over the counter at the Bank; and

(f) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Fund including without limitation any additions, amendments and supplements thereto.


3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card,
(b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the Bank is authorized to act upon such signature, and (c) each signatory guarantees to Bank the genuineness and accuracy of the signature of the other signatory(s).


4. CHARGES: Bank is authorized to redeem sufficient Fund shares from time to time, to cover the prevailing applicable charges on this account.


5. TERMINATION: The Bank, the Fund, and/or Advisers may at any time terminate this account, related share redemption service and Bank's agency for the signatory(s) hereto without prior notice by Bank to any of the signatory(s).


6. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators and assigns of the signatory(s).


7. CHANGES AND MODIFICATIONS: The above rules and regulations may be changed, modified, or terminated at any time upon notification mailed to the shareholder's address contained in the Fund's records.

________________________________________________________________________________

 8 WITHDRAWAL OPTIONS

________________________________________________________________________________
A. CASH DIVIDENDS

PLEASE FORWARD THE PAYMENT TO:

  / /   My Bank. (Please complete Bank Information in
        Section D, and choose one option below. Payment
        will be sent via U.S. Mail if neither option is
        checked.)
                / / Via U.S. Mail
                / / Via ACH (electronic transfer)
  / /   My address of record.

B. SYSTEMATIC WITHDRAWAL PLAN

Please consult your financial or tax adviser before electing a Systematic Withdrawal Plan.

Please redeem shares from my Fortis Money Fund,

account number _______________________ in the amount of $______________________.
Effective Withdrawal Date __________________________  __________________________

                            Month                               Day

FREQUENCY:    / / Monthly                 / / Semi-Annually
              / / Quarterly               / / Annually

PLEASE FORWARD THE PAYMENT TO:

  / /   My Bank. (Please complete Bank Information in
        Section D, and choose one option below. Payment
        will be sent via U.S. Mail if neither option is
        checked.)
                / / Via U.S. Mail
                / / Via ACH (electronic transfer)
  / /   My address of record.

C. TELEPHONE OPTIONS

/ / TELEPHONE EXCHANGE. All exchanges must be into accounts having the identical registration-ownership. All authorized signatures listed in Section 5 (or your registered representative with shareholder consent) can make telephone transfers.

/ / TELEPHONE REDEMPTION ($25,000 LIMIT AND NOT AVAILABLE FOR QUALIFIED PLANS)
    If you have not changed your address in the past 60 days, you are eligible for this service. This option allows all authorized signatures in Section 5 (or your registered representative with shareholder consent) to redeem up to $25,000 from your Fortis account.

PLEASE FORWARD THE PAYMENT TO:

  / /   My Bank. (Please complete Bank Information in
        Section D, and choose one option below. Payment will be sent via U.S. Mail if neither option is checked.)
                / / Via U.S. Mail
                / / Via ACH (electronic transfer)

  / /   My address of record.

D. BANK INFORMATION

I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries. This authorization will remain in effect until I notify FFG.

TYPE OF ACCOUNT:    / / Checking    / / Savings

Bank name ______________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

Name of bank account ___________________________________________________________

Bank account number ____________________________________________________________

Bank transit number ____________________________________________________________

Bank phone number ______________________________________________________________

ATTACH A VOIDED CHECK FROM YOUR BANK CHECKING ACCOUNT
________________________________________________________________________________

 9 SYSTEMATIC INVESTMENT PLAN

________________________________________________________________________________


Complete the Automated Clearing House (ACH) Authorization Agreement Form inthe prospectus and attach a VOIDED check from your bank checking account. These plans may be established for as little as $25.

________________________________________________________________________________
 10 OTHER SPECIAL INSTRUCTIONS
________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                            FORTIS MUTUAL FUND                               UVW-Registered Trademark-
          AUTOMATED CLEARING HOUSE (ACH) AUTHORIZATION AGREEMENT
                                                                             Mail to:FORTIS
                                                                             MUTUAL FUNDS
Please complete each section below to establish ACH capability to your              P.O. Box
Fortis Mutual Fund Account.                                                  64284
For personal service, please call your investment professional or Fortis at         St. Paul, MN
(800) 800-2638, Ext. 3012.                                                   55164
For investment options, complete sections (1)(2)(3). For withdrawal, complete sections (1)(2)(4)(5).

________________________________________________________________________________
 1     FORTIS ACCOUNT INFORMATION
________________________________________________________________________________
Account Registration:
________________________________________________________________________________
Owner (Individual, 1st Joint Tenant, Custodian, Trustee)
________________________________________________________________________________
Owner (2nd Joint Tenant, Minor, Trust Name)
________________________________________________________________________________
Additional Information, if needed
________________________________________________________________________________
Street address
________________________________________________________________________________
City                                        State                Zip
________________________________________ _______________________________________
Social Security number (Taxpayer I.D.)          Day Time Phone
________________________________________________________________________________
 2     BANK/FINANCIAL INSTITUTION INFORMATION
________________________________________________________________________________
PLAN TYPE:      FORTIS-Registered Trademark-Mail / / Bank Change
                to:FORTIS MUTUAL
                FUNDS
                P.O. Box 64284
                St. Paul, MN 55164
                / / New Plan
ACCOUNT TYPE:   / / Checking          / / Savings
                (must attach a        (must attach a
                voided check)         deposit slip)

________________________________________________________________________________
Transit Number
________________________________________________________________________________
Bank Account Number
________________________________________________________________________________
Account Owner(s) (Please Print)
________________________________________________________________________________
Depositor's Daytime Phone Number

CLEARLY PRINT THE BANK/FINANCIAL INSTITUTION'S NAME AND ADDRESS BELOW:
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Signature of Depositor                                      Date
________________________________________________________________________________
Signature of Joint-Depositor                                Date
________________________________________________________________________________
 3     INVESTMENT OPTION(S)
________________________________________________________________________________

 I request Fortis Financial Group (FFG) to obtain payment of sums becoming due the company by charging my account in the form of electronic debit entries. I request and authorize the financial institution named to accept, honor and charge those entries to my account. Please allow 30 days for collected funds to be available in your Fortis account.
A.         / /        Invest via FORTIS INFORMATION LINE by phone
                      (minimum $25, maximum $10,000)
                      Please allow up to four business days for deposit into
                      Fortis Funds. Transactions after 3:00 p.m. (CST) will be
                      processed the following business day.
                      *Not available on tax qualified accounts such as IRA, SEP,
                       SARSEP and Key plans.
B.         / /        Systematic Investment Plan:   / / New Plan   / / Change Plan
C.         / /        Starting Draft Date:
D.         / /        Account Number:


                                                            Class                  Amount
                         Fund                            (Circle One)       $25 per fund minimum
------------------------------------------------------  --------------  -----------------------------
                                                               A B C H
                                                               A B C H
                                                               A B C H
                                                               A B C H


________________________________________________________________________________
 4     WITHDRAWAL OPTION(S)
________________________________________________________________________________

   I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries.
   I request and authorize the financial institution to accept, honor and credit those entries to my account. Withdrawal from
   Fortis Fund(s) requires account owner(s) signature(s) - see
   Section 5
  (Please consult your financial or tax adviser before electing a systematic withdrawal plan. For Tax Qualified accounts,
  additional forms are required for distribution.)
  A.    / /   Cash Dividends
  B.    / /   Redeem via FORTIS INFORMATION LINE by phone
              (minimum $100, maximum $25,000)
              Please allow up to four business days for
              withdrawal to credit your bank account.
              Transactions after 3:00 p.m. (CST) will be
              processed the following business day.
              *Not available on tax qualified accounts such as
               IRA, SEP, SARSEP and Key plans.
  C.    / /   Systematic Withdrawal Plan:   / / New
              Plan   / / Change Plan
  D.    / /   Beginning Withdrawal Date:
  E.    / /   Account Number:


                                                            Class                  Amount
                         Fund                            (Circle One)       $25 per fund minimum
------------------------------------------------------  --------------  -----------------------------
                                                               A B C H
                                                               A B C H
                                                               A B C H
                                                               A B C H


________________________________________________________________________________
 5     SIGNATURES
________________________________________________________________________________

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

This authorization will remain in effect until I notify FFG. I hereby terminate any prior Authorization of FFG to initiate charges to this account. I understand that any returned item or redemption of the entire account may result in termination of my Automated Clearing House agreement. This authorization will become effective upon acceptance by FFG at its home office.

Authorized Signature(s)

X ______________________________________________________________________________
  Owner, Custodian, Trustee                           Date

X ______________________________________________________________________________
  Joint Owner, Trustee                                Date

FORTIS-Registered Trademark-
FORTIS FINANCIAL GROUP
Fortis Advisers, Inc. (fund management since 1949)
Fortis Investors, Inc. (principal underwriter; member SIPC)

P.O. Box 64284
St. Paul, MN 55164
(800) 800-2638

FORTIS-Registered Trademark-

FORTIS FINANCIAL GROUP
P.O. BOX 64284
ST. PAUL, MN 55164

               BULK RATE
              U.S. POSTAGE
                  PAID
            PERMIT NO. 3794
            MINNEAPOLIS, MN

PROSPECTUS

FEBRUARY 1, 1998


FORTIS
MONEY FUND
A MONEY MARKET FUND


95197 (REV. 2/98)

                               FORTIS MONEY FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1998



Fortis Money Fund (the "Fund") is a portfolio of Fortis Money Portfolios, Inc. ("Fortis Money"). This Statement of Additional Information is NOT a prospectus, but should be read in conjunction with the Fund Prospectus dated February 1, 1998. A copy of that prospectus may be obtained from your broker-dealer or sales representative. The address of Fortis Investors, Inc. ("Investors") is P.O. Box 64284, St. Paul, Minnesota 55164. Telephone: (612) 738-4000. Toll Free (800)
800-2638, extension 3012.


No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Statement of Additional Information does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

TABLE OF CONTENTS

                                                         PAGE
Organization and Classification........................    18
Investment Objective and Policies......................    18
    - Investment Objective.............................    18
    - Investment Restrictions..........................    18
    - Additional Limitations...........................    19
    - Repurchase Agreements............................    19
    - Variable Amount Master Demand Notes..............    19
Directors and Executive Officers.......................    20
Investment Advisory and Other Services.................    23
    - General..........................................    23
    - Control and Management of Advisers and
      Investors........................................    23
    - Investment Advisory and Management Agreement.....    24
    - Expenses.........................................    23
    - Distribution Plan................................    23
    - Underwriting and Distribution Agreement..........    24
Portfolio Transactions and Allocation of Brokerage.....    25
Capital Stock..........................................    26
Computation of Net Asset Value and Pricing.............    26
Special Purchase Plans.................................    27
    - Tax Sheltered Retirement Plans...................    27
    - Gifts or Transfers to Minor Children.............    28
    - Transfer Privilege...............................    29

                                                         PAGE
Redemption.............................................    29
    - Systematic Withdrawal Plan.......................    29
Taxation...............................................    29
Yield Information......................................    29
Financial Statements...................................    30
Custodian and Counsel..................................    30
Limitation of Director Liability.......................    30
Additional Information.................................    30
Glossary...............................................    30
Commercial Paper and Bond Ratings......................    32
    - Commercial Paper Ratings.........................    32
    - Corporate Bond Ratings...........................    32

ORGANIZATION AND CLASSIFICATION


Fortis Money was originally organized in 1979 and on January 31, 1992, was reorganized as a series fund and its name was changed from AMEV Money Fund, Inc. to Fortis Money Portfolios, Inc.. The Fund is currently the only series of Fortis Money. Fortis Money may establish other series, each corresponding to a distinct investment portfolio and a distinct series of Fortis Money's common stock.



An investment company is an arrangement by which a number of persons invest in a company that in turn invests in securities of other companies. The Fund operates as an "open-end" investment company because it generally must redeem an investor's shares upon request. Because the Fund is diversified, it offers investors an opportunity to minimize their risk by spreading their investment over a number of companies in various industries. However, diversification cannot eliminate such risks.



INVESTMENT OBJECTIVE AND POLICIES



The Fund operates as a diversified investment company as defined under the Investment Company Act of 1940 (the "1940 Act"), which means that it must meet the following requirements: At least 75% of the value of its total assets will be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.



INVESTMENT OBJECTIVE


The Fund's objective is maximum current income to the extent consistent with stability of principal through investment in money market instruments maturing in 397 days or less.

INVESTMENT RESTRICTIONS

The Fund has adopted investment restrictions set forth below which, together with the investment objectives and policies of the Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Fund will not:

   (1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to under "Investment Objectives and Policies").

   (2) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (A) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.;
(B) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (C) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (D) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (E) diversified finance companies, such as CIT Financial Corp., Commercial Credit Corporation, and Borg Warner Acceptance Corp.; and (F) captive oil finance companies, such as Shell Credit Inc., Mobil Oil Credit Corp., and Texaco Financial Services, Inc.

   (3) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

   (4) Make loans to others (except through the purchase of money market instruments referred to under "Investment Objectives and Policies").

   (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. To do this the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid on borrowed funds would decrease the net earnings of the Fund. The Fund will not borrow for leverage purposes.

   (6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

   (7) Write, purchase or sell puts, calls or combinations thereof.

   (8) Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

   (9) Invest for the purpose of exercising control or management of another issuer.

  (10) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

  (11) Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

  (12) Invest more than 5% of the value of its total assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

  (13) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.


The following investment restrictions may be changed by the Board of Directors of Fortis Money (the "Board of Directors") without shareholder approval:


The Fund will not:

   (1) Invest more than 10% of its net assets in illiquid securities. Securities sold under Section 4(2) of the Securities Act of 1933 that are eligible for resale pursuant to Rule 144A under the 1933 Act that have been determined to be liquid by the Board of Directors of the Fund or Advisers subject to the oversight of such Board of Directors will not be considered to be "illiquid" and will not be subject to this limitation on investing in restricted or non-readily marketable securities.

   (2) Invest in real estate limited partnerships or in oil, gas, and other mineral leases.

ADDITIONAL LIMITATIONS

Pursuant to Rule 2a-7, the Board of Directors has adopted certain "Investment Procedures and Standards." These impose certain additional limitations on permissible Fund investments, including, among others: (a) no obligations of banks will be purchased unless such banks have capital, surplus and undivided profits over $100 million, unless the Board expressly allows such investments;
(b) no more than 10% of the Fund's total assets may be invested in obligations of Canadian chartered banks; (c) no more than 5% and 10% of the Fund's total assets may be invested in savings banks and savings and loan associations, respectively; (d) bank repurchase agreements will only be entered into with banks meeting the criteria set forth in number 2 under "Investment Objectives and Policies; Risk Considerations" in the Prospectus. These additional limitations may be modified at any time by the Board of Directors or its Executive Committee, when suitable investments are available which are considered to be consistent with the Fund's investment objective and policies and the conditions of Rule 2a-7 referred to above.


Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.


REPURCHASE AGREEMENTS

As noted in the Prospectus, the Fund may invest in repurchase agreements ("repos") and variable amount master demand notes.

Repos are short-term instruments under which securities are purchased from a bank or a securities dealer with an agreement by the seller to repurchase the securities at a mutually agreeable date, interest rate, and price. In investing in repos, the Fund's risk is limited to the ability of such seller to pay the agreed upon amount at the maturity of the repo. In the opinion of Advisers, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under Federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default were less than the repurchase price, the Fund could suffer a loss.

VARIABLE AMOUNT MASTER DEMAND NOTES

Variable amount master demand notes allow the investment of fluctuating amounts by the Fund at varying market rates of interest pursuant to arrangements between the Fund and a financial institution which has lent money to a borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. Advisers will monitor the creditworthiness of the borrower throughout the term of the variable master demand note. It is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes may under certain circumstances be deemed illiquid assets. However, such notes will not be considered illiquid where the Fund has a "same day withdrawal option," I.E., where it has the unconditional right to demand and receive payment in full of the principal amount then outstanding together with interest to the date of payment.

DIRECTORS AND EXECUTIVE OFFICERS


The names, addresses, principal occupations, and other affiliations of directors and executive officers of Fortis Money are given below. All positions have been held at least five years unless otherwise stated.



                                            POSITION WITH
       NAME AND ADDRESS            AGE        THE FUND          PRINCIPAL OCCUPATION AND AFFILIATIONS DURING PAST 5 YEARS
------------------------------     ---     ---------------     ------------------------------------------------------------
Richard W. Cutting                 66      Director            Certified public accountant and financial consultant.
137 Chapin Parkway
Buffalo, New York
Allen R. Freedman*                 57      Director            Chairman and Chief Executive Officer of Fortis, Inc.; a
One Chase Manhattan Plaza                                      Managing Director of Fortis International, N. V.
New York, New York
Dr. Robert M. Gavin                57      Director            President, Cranbrook Education Community. Prior to July
380 Lone Pine Road                                             1996, President, Macalester College, St. Paul, MN.
Bloomfield Hills, MI
Benjamin S. Jaffray                67      Director            Chairman of the Sheffield Group, Ltd., a financial
4040 IDS Center                                                consulting group.
Minneapolis, Minnesota
Jean L. King                       53      Director            President, Communi-King, a communications consulting firm.
12 Evergreen Lane
St. Paul, Minnesota
Dean C. Kopperud*                  45      President and       Chief Executive Officer and a Director of Advisers,
500 Bielenberg Drive                       Director            President and a Director of Investors, President of Fortis
Woodbury, Minnesota                                            Financial Group, a Director of Fortis Benefits Insurance
                                                               Company and a Senior Vice President of Time Insurance
                                                               Company.
Edward M. Mahoney                  67      Director            Retired. Prior to December 1994, Chairman, Chief Executive
2760 Pheasant Road                                             Officer and a Director of Advisers and Investors, Senior
Excelsior, Minnesota                                           Vice President and a Director of Fortis Benefits Insurance
                                                               Company, and Senior Vice President of Time Insurance
                                                               Company.
Robb L. Prince                     56      Director            Financial and Employee Benefit Consultant. Prior to July
5108 Duggan Plaza                                              1995, Vice President and Treasurer, Jostens, Inc., a
Edina, Minnesota                                               producer of products and services for the youth, education, sports award, and recognition markets.
Leonard J. Santow                  61      Director            Principal, Griggs & Santow, Incorporated, economic and
75 Wall Street                                                 financial consultants.
21st Floor
New York, New York
Noel S. Shadko                     43      Director            Marketing Consultant. Prior to May 1996, Senior Vice
1908 W. 49th St.                                               President of Marketing and Strategic Planning, Rollerblade,
Minneapolis, Minnesota                                         Inc.
Joseph M. Wikler                   56      Director            Investment consultant and private investor. Prior to 1994,
12520 Davan Drive                                              Director of Research, Chief Investment Officer, Principal,
Silver Spring, Maryland                                        and a Director, The Rothschild Co., Baltimore, MD.
Gary N. Yalen                      55      Vice President      President and Chief Investment Officer of Advisers (since
One Chase Manhattan Plaza                                      1995), a Director of Advisers and Senior Vice President,
New York, New York                                             Investments, Fortis, Inc. Prior to 1996, President and Chief
                                                               Investment Officer, Fortis Asset Management, a former
                                                               division of Fortis, Inc.
Howard G. Hudson                   60      Vice President      Executive Vice President and Head of Fixed Income
One Chase Manhattan Plaza                                      Investments of Advisers since 1995. Prior to 1996, Senior
New York, New York                                             Vice President, Fixed Income, Fortis Asset Management.
Lucinda S. Mezey                   50      Vice President      Executive Vice President and Head of Equity Investments of
One Chase Manhattan Plaza                                      Advisers since October 1997. From 1995 to October 1997,
New York, New York                                             Chief Investment Officer, Alex Brown Capital Advisory and
                                                               Trust Co., Baltimore, MD and prior to 1995, Senior Vice
                                                               President and Head of Equity Investments, PNC Bank,
                                                               Philadelphia, PA.

                                            POSITION WITH
       NAME AND ADDRESS            AGE        THE FUND          PRINCIPAL OCCUPATION AND AFFILIATIONS DURING PAST 5 YEARS
------------------------------     ---     ---------------     ------------------------------------------------------------
James S. Byrd                      46      Vice President      Executive Vice President and a Director of Advisers. Prior
5500 Wayzata Boulevard                                         to 1995, Vice President of Advisers and of Investors.
Golden Valley, Minnesota
Nicholas L. M. de Peyster          31      Vice President      Vice President of Advisers since August 1995. Prior to 1996,
One Chase Manhattan Plaza                                      Vice President, Equities, Fortis Asset Management.
New York, New York
Charles J. Dudley                  38      Vice President      Vice President of Advisers and Fortis Asset Management since
One Chase Manhattan Plaza                                      1995. Prior to 1995, Senior Vice President, Sun America
New York, New York                                             Asset Management, Los Angeles, CA.
Maroun M. Hayek                    49      Vice President      Vice President of Advisers since 1995. Prior to 1996, Vice
One Chase Manhattan Plaza                                      President, Fixed Income, Fortis Asset Management.
New York, New York
Robert C. Lindberg                 45      Vice President      Vice President of Advisers.
One Chase Manhattan Plaza
New York, New York
Charles L. Mehlhouse               55      Vice President      Vice President of Advisers. Prior to March 1996, Portfolio
One Chase Manhattan Plaza                                      Manager, Marshall & Ilsley Bank Corporation Milwaukee, WI.
New York, New York
Kevin J. Michels                   46      Vice President      Vice President of Advisers since 1995. Prior to 1996, Vice
One Chase Manhattan Plaza                                      President, Administration, Fortis Asset Management.
New York, New York
Christopher J. Pagano              34      Vice President      Vice President of Advisers since 1996. Prior to March 1996,
One Chase Manhattan Plaza                                      Government Strategist, Merrill Lynch, New York, NY.
New York, New York
Christopher J. Woods               37      Vice President      Vice President of Advisers since 1995. Prior to 1996, Vice
One Chase Manhattan Plaza                                      President, Fixed Income, Fortis Asset Management.
New York, New York
Robert W. Beltz, Jr.               48      Vice President      Vice President--Securities Operations of Advisers and
500 Bielenberg Drive                                           Investors.
Woodbury, Minnesota
Peggy E. Ettestad                  40      Vice President      Senior Vice President, Operations of Advisers since March
500 Bielenberg Drive                                           1997. Prior to March 1997, Vice President, G.E. Capital
Woodbury, MN                                                   Fleet Services, Minneapolis, MN.
Dickson W. Lewis                   48      Vice President      Senior Vice President, Marketing and Sales of Advisors since
500 Bielenberg Drive                                           July 1997. From 1993 to July 1997, President and Chief
Woodbury, Minnesota                                            Executive Officer, Hedstrom/Blessing, Inc., Minneapolis, MN.
Tamara L. Fagely                   39      Vice President      Second Vice President of Advisers and Investors.
500 Bielenberg Drive                       and Treasurer
Woodbury, Minnesota
David A. Peterson                  55      Vice President      Vice President and Assistant General Counsel, Fortis
500 Bielenberg Drive                                           Benefits Insurance Company.
Woodbury, Minnesota
Scott R. Plummer                   38      Vice President      Vice President, Associate General Counsel and Assistant
500 Bielenberg Drive                                           Secretary of Advisers. Prior to September 1993, Attorney,
Woodbury, Minnesota                                            Zelle & Larson, Minneapolis, MN.
Michael J. Radmer                  52      Secretary           Partner, Dorsey & Whitney LLP, the Fund's General Counsel.
220 South Sixth Street
Minneapolis, Minnesota

                                            POSITION WITH
       NAME AND ADDRESS            AGE        THE FUND          PRINCIPAL OCCUPATION AND AFFILIATIONS DURING PAST 5 YEARS
------------------------------     ---     ---------------     ------------------------------------------------------------
Rhonda J. Schwartz                 39      Vice President      Since January 1996, Senior Vice President and General
500 Bielenberg Drive                                           Counsel of Advisers, Senior Vice President and General
Woodbury, Minnesota                                            Counsel, Life and Investment Products, Fortis Benefits
                                                               Insurance Company and Vice President and General Counsel,
                                                               Life and Investment Products, Time Insurance Company. From
                                                               1993 to January 1996, Vice President and General Counsel,
                                                               Fortis, Inc.
Melinda S. Urion                   45      Vice President      Since December 1997, Senior Vice President and Chief
500 Bielenberg Drive                                           Financial Officer of Advisers. Prior to December 1997,
Woodbury, Minnesota                                            Senior Vice President of Finance and Chief Financial
                                                               Officer, American Express Financial Corporation; prior to
                                                               March 1995, Corporate Controller, American Express Financial
                                                               Corporation and prior to 1994, Controller and Treasurer, IDS
                                                               Life Insurance Company, Minneapolis, MN.


-------------------------------------------

*Mr. Kopperud is an "interested person" (as defined under the 1940 Act) of the Fund, Advisers, and Investors primarily because he is an officer and a director of each. Mr. Freedman is an "interested person" of the Fund, Advisers, and Investors because he is Chairman and Chief Executive Officer of Fortis, Inc. ("Fortis"), the parent company of Advisers and indirect parent company of Investors, and a Managing Director of Fortis International, N. V., the parent company of Fortis.

-------------------------------------------


Each director who is not affiliated with Advisers or with Investors receives fees of $100 per month, $100 per meeting attended, and $100 per applicable committee meeting attended (and reimbursement of travel expenses to attend meetings). The following table sets forth the compensation received by each director from the Fund during the fiscal year ended September 30, 1997, as well as the total compensation received by each director from the Fund and all other registered investment companies managed by Advisers during the calendar year ended December 31, 1997. Neither Mr. Freedman, who is an officer of the parent company of Advisers, nor Mr. Kopperud, who is an officer of Advisers and Investors, received any such compensation. No executive officer receives any compensation from the Fund. Legal fees and expenses of $10,936 also were paid to a law firm of which the Fund's Secretary is a partner.



                                                        TOTAL
                              COMPENSATION FROM   COMPENSATION FROM
DIRECTOR                          THE FUND          FUND COMPLEX*
---------------------------  -------------------  -----------------
Richard W. Cutting.........           1,800           $  31,200
Dr. Robert M. Gavin........           1,800              31,200
Benjamin S. Jaffray........           1,781              24,300
Jean L. King...............           1,754              32,200
Edward M. Mahoney..........           1,854              31,200
Robb L. Prince.............           1,700              33,200
Leonard J. Santow..........           1,720              30,200
Noel S. Shadko.............           1,800              22,200
Joseph M. Wikler...........           1,800              31,200


------------------------

* The Fund Complex consists of 10 registered investment companies managed by Advisers. All of the above officers and directors also are officers and/or directors of each such open-end and closed-end investment company.



As of December 31, 1997, the directors and executive officers beneficially owned less than 1% of the outstanding shares of the Fund. Directors Gavin, Jaffray, Kopperud, Mahoney, Prince and Shadko are members of the Executive Committee of the Board of Directors. While the Executive Committee is authorized to act in the intervals between regular board meetings with full capacity and authority of the full Board of Directors, except as limited by law, it is expected that the Committee will meet at least twice a year.


INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL


Fortis Advisers, Inc. ("Advisers") has been the investment adviser and manager of the Fund since the Fund began business in 1979. Fortis Investors, Inc. ("Investors") acts as the Fund's underwriter. Both act as such pursuant to written agreements periodically approved by the directors or shareholders. The address of both is that of the Fund.



As of September 30, 1997, Advisers managed 29 investment company portfolios with combined net assets of approximately $5.6 billion and one private account with net assets of approximately $24 million.


CONTROL AND MANAGEMENT OF ADVISERS AND INVESTORS

Fortis owns 100% of the outstanding voting securities of Advisers, and Advisers owns all of the outstanding voting securities of Investors.


Fortis, located in New York, New York, is a wholly owned subsidiary of Fortis International, N.V., which is a wholly owned subsidiary of AMEV/VSB 1990 N.V. ("AMEV/VSB 1990").



AMEV/VSB 1990 is a corporation organized under the laws of The Netherlands to serve as the holding company for all U.S. operations and is owned 50% by Fortis AMEV and 50% by Fortis AG. AMEV/VSB 1990 owns a group of companies active in insurance, banking and financial services, and real estate development in The Netherlands, the United States, Western Europe, Australia and New Zealand.


Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG own a group of companies (of which AMEV/VSB 1990 is one) active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.


INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT


Advisers acts as investment adviser and manager of the Fund under an Investment Advisory and Management Agreement. Under the Agreement, Advisers provides the Fund with advice and assistance in the selection of the Fund's investments, furnishes the Fund office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund, and pays the salaries and fees of all officers and directors of Fortis Money who are "affiliated persons" of Advisers. The Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Directors or, with respect to any particular portfolio, by vote of a majority of the outstanding voting securities of the applicable portfolio, on not more than 60 days' written notice to Advisers, and by Advisers on 60 days' notice to the Fund. Unless sooner terminated, the Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or, with respect to any particular portfolio, by vote of a majority of the outstanding voting securities of the applicable portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.



Under the Agreement, Advisers, as investment adviser to the Fund, has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the Board of Directors.



Although investment decisions for the Fund are made independently from those of the other funds or private accounts managed by Advisers, sometimes the same security is suitable for more than one fund or account. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by the Fund and other funds or accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.



During the fiscal years ended September 30, 1997, 1996, and 1995, Advisers received $772,701, $724,040 and $594,639, respectively, as its compensation for acting as the investment adviser and manager of the Fund. Pursuant to a Rule 12b-1 Plan of Distribution and the terms of the Investment Advisory and Management Agreement, Advisers pays .20% of its advisory and management fee to Investors to pay distribution expenses.



EXPENSES



The Fund pays all expenses which are not assumed by Advisers. These expenses include, among others, the fees and expenses of directors and officers of Fortis Money who are not "affiliated persons" of Advisers, interest expense, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, fees and costs of the check withdrawal option, costs of expedited redemption by wire, auditing and legal expenses, insurance expense, association membership dues, and the expense of reports to shareholders, shareholders' meetings, and proxy solicitations. The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. Fortis Money may have an obligation to indemnify its directors and officers with respect to such litigation.



DISTRIBUTION PLAN


Rule 12b-1 (b) provides that any payments made by the Fund in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the Fund and have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance:

    (i) That it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph
    (b)(2) of Rule 12b-1:

    (ii) That any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

    (iii) In the case of a plan, that it may be terminated at any time by vote of a majority of the members of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the Fund.

Rule 12b-1 (b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

Rule 12b-1 (c) provides that the Fund may rely on Rule 12b-1 (b) only if the selection and nomination of the Fund's disinterested directors are committed to discretion of such disinterested directors. Rule 12b-1 (e) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1 (b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.



Pursuant to the provisions of the Distribution Plan (and out of its advisory fee), Advisers pays Investors on a monthly basis a fee of .20% of the average daily net assets of the Fund. In addition, with respect to Class B, Class C and Class H shares, the Fund pays Investors on a monthly basis a fee of .80% of the average daily net assets of each such class. Such fees are paid in connection with servicing of the Fund's shareholder accounts and in connection with distribution-related services provided with respect to the Fund.



A portion of the Fund's total fee is paid as a distribution fee and will be used by Investors to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund ("Distribution Fees"), and the remaining portion of the fee is paid as a shareholder servicing fee and will be used by Investors to provide compensation for ongoing servicing and/or maintenance of shareholder accounts ("Shareholder Servicing Fees"). For the Class A shares, the entire fee of .20% is designated as a Distribution Fee. For the Class B, Class C and Class H shares, Investors receives a total fee of 1.00% of the average daily net assets of each such class, of which .75% is designated as a Distribution Fee and .25% is designated as a Shareholder Servicing Fee.



Distribution Fees under the Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to registered representatives of Investors and to other broker-dealers; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of Investors' overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares. Shareholder Servicing Fees include all expenses of Investors incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of Investors' overhead and payments made to persons, including employees of Investors, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund, or who provide other administrative or accounting services not otherwise required to be provided by Advisers.



From its advisory fee, the Fund paid Investors a distribution fee of $257,567 for the fiscal year ended September 30, 1997. The additional distribution fee paid by the Class B, Class C and Class H shares totaled $2,774. The total distribution fees paid for the fiscal year ended September 30, 1997 and how those fees were used by Investors are:



Advertising................................  $   1,848
Printing and Mailing of Prospectuses to
 Other Than Current Shareholders...........     25,800
Compensation to Underwriters...............    143,656
Compensation to Dealers....................     -0-
Compensation to Sales Personnel............     -0-
Interest, Carrying or Other Financing
 Charges...................................     -0-
Other (distribution-related compensation,
 sales literature, supplies, postage,
 toll-free phone)..........................     89,037
                                             ---------
Total                                        $ 260,341



UNDERWRITING AND DISTRIBUTION AGREEMENT



Pursuant to the Underwriting and Distribution Agreement, Investors has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. Investors has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. As compensation for its services, in addition to receiving its distribution fees pursuant to the Distribution Plan discussed above, the Distributor receives the contingent deferred sales load on sales of Fund shares set forth in the Prospectus.



The Distributor did not receive any underwriting commissions for the fiscal years ended September 30, 1995, 1996 and 1997.


PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

As the Fund's portfolio is exclusively composed of debt (rather than equity) securities, most of the Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions, but at net prices which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Fund, Advisers seeks the most favorable net price consistent with the best execution. However, frequently Advisers selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction, because of the volatility of the money market and the desire of Advisers to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield, or both.

Decisions with respect to placement of the Fund's portfolio transactions are made by Advisers. The primary consideration in making these decisions is efficiency in the execution of orders and obtaining the most favorable net prices for the Fund. Most Fund transactions are with the issuer, or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to Advisers. Such research services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows Advisers to supplement its own investment research activities and enables Advisers to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to it. Advisers receives a benefit which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Advisers believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds and accounts investing in common stock would primarily benefit those funds and accounts managed by Advisers which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds and accounts which invest in debt securities.

Advisers has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided Advisers, except as noted below. However, Advisers does maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide Advisers with research services which Advisers anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. Advisers will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Advisers determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or Advisers' overall responsibilities with respect to the accounts as to which Advisers exercises investment discretion.


The Fund will not effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with Advisers, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund. In entering into repurchase agreements, the Fund will give no preference to its custodian, U.S. Bank, National Association.



The Fund's acquisition during the fiscal year ended September 30, 1997, of securities of its regular brokers or dealers or of the parent of those brokers or dealers is presented below:



                                            VALUE OF SECURITIES
                                                  OWNED AT
NAME OF ISSUER                                  END OF YEAR
------------------------------------------  --------------------
U.S. Bancorp..............................      $     64,000
Merrill Lynch & Co., Inc..................         6,049,799
Commercial Credit Co......................         5,556,287
Deutsche Bank, Inc........................         6,247,291
American General Finance Corp.............         3,975,730
IBM Credit Corp...........................         6,461,742
Household Finance Corp....................         6,446,375
Ford Motor Credit Corp....................         6,176,348
CIT Group Holdings, Inc...................         5,967,975


Advisers has developed written trade allocation procedures for its management of the securities trading activities of its clients. Advisers manages multiple portfolios, both public (mutual funds) and private. The purpose of the trade allocation procedures is to treat the portfolios fairly and reasonably in situations where the amount of a security that is available is insufficient to satisfy the volume or price requirements of each portfolio that is interested in purchasing that security.

Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the requirements for the interested portfolios, the procedures require a pro rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, each participating portfolio will receive the same average price for the securities purchased or sold.

Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the procedures provide for exceptions to allocate trades on a basis other than pro rata. Examples of where adjustments may be made include:
(i) the cash position of the portfolios involved in the transaction; and (ii) the relative importance of the security to a portfolio in seeking to achieve its investment objective.

CAPITAL STOCK

The Fund's shares have a par value of $.01 per share and equal rights to share in dividends and assets. The shares possess no preemptive or conversion rights.

On December 31, 1997, no person owned of record or, to the Fund's knowledge, beneficially as much as 5% of the outstanding shares of any class of the Fund, except as follows:



Class A--5% Fortis Advisers, Inc., P.O. Box 64284, St. Paul, MN. Class B--14% Donaldson, Lufkin, Jenrette, Securities Corp., Inc., P.O. Box 2052, Jersey City, NJ; 9% Alan Flax, 7322 Malvern Ave, Philadelphia, PA; 14% Ray H. Summer IRA, 274 Country Club Lane, Holliday, TN; 7% Dain Bosworth C/F Richard King IRA, 17253 Weaver Lake Drive, Maple Grove, MN; 37% Kermit and Peggy Douglas, 1913 Kiska Rd, Salem, VA and 5% Bingmin Hu and Peiyi Hu, 3095 Fairwood Drive, Reno, NV. Class C--11% Fortis Advisers, Inc., P.O. Box 64284, St. Paul, MN and 88% Robert M. Wilson and Maryann Wilson, 1440 Locust Ave, Fairmont, WV.; Class H--7% Jerry Shaw IRA, P.O. Box 56, Crowder, MS; 37% Maye Conley Trustee, Conley Family Trust, 4489 West Cornell, Fresno, CA; 5% Frederick and Ruth Madigan Trustees, Madigan Family Trust, 4935 Netarts Hwy, Tilamook, OR.; 24% William R. Stephenson and Julia K. Stephenson, 3301 E. Superior Street, Duluth, MN and 8% Michael Wirth IRA, 171 West J Street, Benicia, CA.


The Fund currently offers its shares in four classes, each with different sales arrangements and bearing different expenses. Under Fortis Money's Articles of Incorporation, the Board of Directors is authorized to create new portfolios, each issuing its own series of shares, in addition to the Fund without the approval of the shareholders of the Fund. Each share of stock will have a pro rata interest in the assets of the Fortis Money portfolios to which the stock of that series relates, and will have no interest in the assets of any other Fortis Money portfolio. In the event of liquidation, each share of a Fortis Money portfolio would have the same rights to dividends and assets as every other share of that Fortis Money portfolio, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class.

Fortis Money is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of Fortis Money may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of Fortis Money. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at Fortis Money's expense. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event the holders of the remaining shares will be unable to elect any directors.

COMPUTATION OF NET ASSET VALUE AND PRICING

The Fund values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in interest rates on the market value of the instrument and regardless of any unrealized capital gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed by dividing the annualized daily income of the Fund by the net asset value computed as described above may tend to be higher than a like computation made by the Fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

Pursuant to Rule 2a-7, the Board of Directors has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Fund and its shareholders to maintain a stable net asset value per share by virtue of the amortized cost method of valuation. The Fund will continue to use this method only so long as the Board of Directors believed that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the Fund's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share, calculated using available market quotations, from the Fund's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include redemptions in kind, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. The Fund will, in further compliance with Rule 2a-7, maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and not exceeding 90 days, will not purchase any instrument with a remaining maturity of greater than one year, will limit its portfolio investments to those U.S. dollar-denominated instruments which the Board determines present minimal credit risks and which are of high quality, and will record, maintain and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

On September 30, 1997, the Fund's net asset values per share for were calculated as follows:



CLASS A
Net Assets      ($126,546,920)
---------------------------              = Net Asset Value Per Share ($1.00)
Shares Outstanding (126,546,920)

CLASS B
Net Assets           ($55,495)
---------------------------              = Net Asset Value Per Share ($1.00)
Shares Outstanding    (55,495)

CLASS H
Net Assets          ($627,165)
---------------------------              = Net Asset Value Per Share ($1.00)
Shares Outstanding   (627,165)

CLASS C
Net Assets           ($10,219)
---------------------------              = Net Asset Value Per Share ($1.00)
Shares Outstanding    (10,219)


The primary close of trading of the New York Stock Exchange (the "Exchange") currently is 3:00 P.M. (Central Time), but this time may be changed. The offering price for purchase orders received in the office of the Fund after the beginning of each day the Exchange is open for trading is based on net asset value determined as of the primary closing time for business on the Exchange that day; the price in effect for orders received after such close is based on the net asset value as of such close of the Exchange on the next day the Exchange is open for trading.


Generally, the net asset value of the Fund's shares is determined on each day on which the Exchange is open for business. The Exchange is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, net asset value need not be determined (i) on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares; or (ii) on days during which no Fund shares are tendered for redemption and no orders to purchase or sell Fund shares are received by the Fund.


SPECIAL PURCHASE PLANS

The Fund offers the following special purchase plans:

TAX SHELTERED RETIREMENT PLANS


IRAS AND TAX QUALIFIED RETIREMENT PLANS. Individual taxpayers can defer taxes on current income by investing in certain tax qualified retirement plans established by their employers or Individual Retirement Accounts (IRAs) for retirement. lRAs may be opened by anyone who has earned compensation for services rendered. Certain reductions in sales charges set forth under "How to Buy Fund Shares" in the Prospectus are available to any organized group of individuals desiring to establish IRAs for the benefit of its members. If you are interested in one of these accounts, contact Investors for copies of our plans. You should check with your tax adviser before investing.



TRADITIONAL IRA. Under current Federal tax law, IRA depositors generally may contribute 100% of their earned income up to a maximum of $2,000 (including sales charge). Contributions up to $2,000 (including sales charge) can be made to IRA accounts for both an individual and a nonemployed spouse. All shareholders who, along with their spouse, are not active participants in an employer sponsored retirement plan or who have adjusted gross income below a specified level can deduct such contributions (there is a partial deduction for higher income levels up to a specified amount) from taxable income so that taxes are put off until retirement, when reduced overall income and added deductions may result in a lower tax rate. There are penalty taxes for withdrawing this retirement money before reaching age 59 1/2 (unless the investor dies, is disabled, or withdraws equal installments over a lifetime). In addition, there are penalties on insufficient payouts after age 70 1/2, excess contributions, and excess distributions.



ROTH IRA. For tax years beginning January 1, 1998, a new type of IRA, called the Roth IRA will be available. Roth IRAs are different from traditional IRAs in that contributions are never tax deductible and earnings on amounts held in the account can be withdrawn tax-free if the funds remain in the IRA for at least 5 years and the IRA holder is at least 59 1/2 at the time of the withdrawal. The ability to make a contribution to a Roth IRA is phased out for individuals whose incomes exceed specific limits.



EDUCATION IRA. For tax years beginning January 1, 1998, individuals can also establish an IRA to be used for the education expenses of a child. Contributions are limited to $500 per child per year and are not deductible when made. Earnings on amounts held in the account can be withdrawn tax-free provided they are used for undergraduate or graduate education.


TAX SAVINGS AND YOUR IRA--A FULLY TAXABLE INVESTMENT COMPARED TO AN INVESTMENT THROUGH AN IRA

The following table shows the yield on an investment of $2,000 made at the beginning of each year for a period of 10 years and a period of 20 years. For illustrative purposes only, the table assumes an annual rate of return of 8%.


                                  FULLY        FULLY      PARTIALLY       NON-
                                 TAXABLE     DEDUCTIBLE   DEDUCTIBLE   DEDUCTIBLE
                                INVESTMENT      IRA*        IRA**         IRA
                                ----------   ----------   ----------   ----------
10 years - 15% Federal tax       $24,799      $31,291      $28,944      $26,597
 bracket

10 years - 28% Federal tax       $19,785      $31,291      $26,910      $22,530
 bracket

10 years - 31% Federal tax       $18,702      $31,291      $26,441      $21,591
 bracket

10 years - 36% Federal tax       $16,957      $31,291      $25,659      $20,026
 bracket

                                  FULLY        FULLY      PARTIALLY       NON-
                                 TAXABLE     DEDUCTIBLE   DEDUCTIBLE   DEDUCTIBLE
                                INVESTMENT      IRA*        IRA**        IRA***
                                ----------   ----------   ----------   ----------
10 years - 39.6% Federal tax     $15,744      $31,291      $25,095      $18,900
 bracket

20 years - 15% Federal tax       $72,515      $98,846      $91,432      $84,019
 bracket

20 years - 28% Federal tax       $54,236      $98,846      $85,007      $71,169
 bracket

20 years - 31% Federal tax       $50,526      $98,846      $83,525      $68,204
 bracket

20 years - 36% Federal tax       $44,722      $98,846      $81,054      $63,261
 bracket

20 years - 39.6% Federal tax     $40,820      $98,846      $79,274      $59,703
 bracket

------------------------

  * It is assumed that tax on income earned on the IRA is deferred.


 ** It is assumed that half of the annual contribution is tax deductible and tax on income earned in the IRA is deferred.



The table reflects only Federal income tax rates for 1998, and not any state or local income taxes.



The 15% Federal income tax rate applies to taxable income up to and including $42,350 for married couples filing jointly and $25,350 for unmarried individuals. The 28% Federal income tax rate applies to taxable income from $42,350 to $102,300 for married couples filing jointly and to taxable income from $25,350 to $61,400 for unmarried individuals. The 31% Federal income tax rate applies to taxable income from $102,300 to $155,950 for married couples filing jointly and to taxable income from $61,400 to $128,100 for unmarried individuals. The 36% Federal income tax rate applies to taxable income from $155,950 to $278,450 for married couples filing jointly and to taxable income from $128,100 to $278,450 for unmarried individuals. The 39.6% Federal income tax rate applies to taxable income above $278,450 for both. (Although the above table reflects the nominal Federal tax rates, the effective Federal tax rates exceed those rates for certain taxpayers because of the phase-out of personal exemptions and the partial disallowance of itemized deductions for taxpayers above certain income levels.)


If you change your mind about opening your IRA, you generally have seven days after receipt of notification within which to cancel your account. To do this, you must send a written cancellation to Investors (at its mailing address listed on the cover page) within that seven day period. If you cancel within seven days, any amounts invested in a Fund will be returned to you, together with any sales charge. If your investment has declined, Investors will make up the difference so that you receive the full amount invested.

PENSION; PROFIT-SHARING; IRA; 403(B). Tax qualified retirement plans also are available, including pension and profit-sharing plans, IRA's, and Section 403(b) salary reduction arrangements. The Section 403(b) salary reduction arrangement is principally for employees of state and municipal school systems and employees of many types of tax-exempt or nonprofit organizations. Persons desiring information about such Plans, including their availability, should contact Investors. All the Retirement Plans summarized above involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to establishing such a plan.

TAX-QUALIFIED PLAN CUSTODIANS AND TRUSTEES. Current fees: IRA and 403(b)--$10 annually; Keogh or small group corporate plan-- $15 initial fee plus $30 annually (plus $5 annually per participant account and a per participant account termination fee of $25). First Trust National Association is the Custodian under the IRA and 403(b) plans. If a shareholder pays custodial fees by separate check, they will not be deducted from his or her account and will not constitute excess contributions. First Trust National Association also acts as Trustee under the Keogh and small group corporate plans. The bank reserves the right to change its fees on 30 days' prior written notice.

WITHHOLDING. Generally, distributions from accounts for tax qualified plans are subject to either mandatory 20% federal tax withholding or optional federal income tax withholding. Mandatory income tax withholding will not apply if the payee elects to directly roll his or her distribution to either an IRA or another qualified retirement plan. Any payee entitled to optional federal income tax withholding electing to have no withholding must do so in writing and must do so at or before the time that payment is made. A payee is not permitted to elect no withholding if he or she is subject to mandatory backup withholding under Federal law for failure to provide his or her tax identification number or for failure to report all dividend or interest payments. Payees from 403(b) and tax qualified plans also are not permitted to elect out of withholding except as regards systematic partial withdrawals extending over 10 or more years.

For IRAs, the withholding amount is 10% of the amount withdrawn.

Withholding for non-resident aliens is subject to special rules. When payment is made to a plan trustee, Advisers assumes no responsibility for withholding. Subsequent payment by the trustee to other payees may require withholding. Such withholding is the responsibility of the plan trustee or of the plan administrator.

Any amounts withheld may be applied as a credit against Federal tax subsequently due.

GIFTS OR TRANSFERS TO MINOR CHILDREN

This gift or transfer is registered in the name of the custodian for a minor under the Uniform Transfers to Minors Act (in some states the Uniform Gifts to Minors Act). Dividends or capital gains distributions are taxed to the child, whose tax bracket is usually lower than the adult's. However, if the child is under 14 years old and his or her unearned income is more than $1,300 per year, then that portion of the child's income which exceeds $1,300 per year will be taxed to the child at the parents' top rate. Control of the Fund shares passes to the child upon reaching a specified adult age (either 18 or 21 years in most states).

TRANSFER PRIVILEGE

The amount to be transferred must meet the minimum purchase amount of the fund being purchased.

REDEMPTION


Redemption of shares, or payment, may be suspended at times (a) when the Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.


SYSTEMATIC WITHDRAWAL PLAN

An investor may open a "Systematic Withdrawal Plan" providing for withdrawals of $50 or more per quarter, semiannually, or annually if he or she has made a minimum investment in Fund shares of $4,000 ($50 or more per month if at least $10,000 has been invested). The minimum amount which may be withdrawn of $50 per month is a minimum only, and should not be considered a recommendation.

These payments may constitute return of capital, and it should be understood that they do not represent a yield or return on investment and that they may deplete or eliminate the investment. The shareholder cannot be assured of receiving payment for any specific period because payments will terminate when all shares have been redeemed. The number of such payments will depend on the amount and frequency of each payment, and the yield on the remaining shares.

The Plan is voluntary, flexible, and under the shareholder's control and direction at all times, and does not limit or alter his or her right to redeem shares. The Plan may be terminated in writing at any time by either the shareholder or the Fund. The cost of operating the Plan is borne by Advisers. The redemption of Fund shares pursuant to the Plan is a taxable event to the shareholder.

TAXATION


The Fund qualified in its last fiscal year and intends to continue to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified the Fund is not taxed on the income it distributes to its shareholders.


Under the Code, the Fund is subject to a nondeductible excise tax for each calendar year equal to 4 percent of the excess, if any, of the amount required to be distributed over the amount distributed. However, the excise tax does not apply to any income on which the Fund pays income tax. In order to avoid the imposition of the excise tax, the Fund generally must declare dividends by the end of a calendar year representing at least 98 percent of the Fund's ordinary income for the calendar year.

Under the Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividend income on the accounts of certain shareholders who fail to provide a correct tax identification number, fail to certify that they are not subject to backup withholding, or are subject to backup withholding for some other reason.

The foregoing is a general discussion of the Federal income tax consequences of an investment in the Fund as of the date of this Statement of Additional Information. Distributions from net investment income may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, or local taxes.


YIELD INFORMATION


The Fund may from time to time include its current yield in advertisements or in sales or other materials furnished to current or prospective shareholders. The Fund's current yield (calculated over a seven day period) is a percentage computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent. Effective yield (calculated over a seven-day period) is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

    Effective Yield = [(Base Period Return + 1) to the power of (365/7)] - 1

The Fund also may quote annual yield figures, calculated similarly to the above methods.

Current yield information is useful in reviewing the Fund's performance, but because current yield will fluctuate, (1) such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time and may be insured and (2) the current yield is not necessarily representative of future results.

For the seven-day period ended September 30, 1997, the Fund's annualized and effective yields for each class of shares were as follows:



                                   ANNUALIZED YIELD   EFFECTIVE YIELD
                                   -----------------  ---------------
Class A..........................        4.74%             4.79%
Class B..........................        3.97%             4.04%
Class C..........................        4.45%             4.04%
Class H..........................        4.06%             4.03%


FINANCIAL STATEMENTS


The audited financial statements included for the Fund as of September 30, 1997, as set forth in the Fund's Annual Report to Shareholders, filed with the Securities and Exchange Commission, are incorporated herein by reference. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, independent auditors of the Fund, and given on the authority of such firm as experts in accounting and auditing.



CUSTODIAN AND COUNSEL



U.S. Bank National Association, 601 Second Avenue South, Minneapolis, MN 55480, acts as custodian of the Fund's assets and portfolio securities. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, MN 55402, is the independent General Counsel for the Fund.


LIMITATION OF DIRECTOR LIABILITY

Under Minnesota law, each director of Fortis Money owes certain fiduciary duties to it and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Fortis Money limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such a liability cannot be limited as provided in the 1940 Act (which act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such act.

ADDITIONAL INFORMATION

The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the common stock offered hereby. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with Rules and Regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C., and copies thereof may be obtained from the Commission at prescribed rates.

GLOSSARY

Some of the terms used in this Statement of Additional Information are described below.

OBLIGATIONS OF OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes generally have maturities of one to ten years, and Treasury bonds generally have maturities of more than ten years. Agencies of the U.S. Government which issue obligations include, among others, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Export-Import Bank of the United States, and the Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include, among others, securities issued by the Farm Credit System, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, and Federal National Mortgage Association. Some of these securities are supported by the full faith and credit of the U.S. Treasury, some are supported only by the credit of the issuer, while others are supported only by the right of the issuer to borrow from the Treasury.

Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 30 days to one year). Eurodollar C/Ds are issued by foreign branches of domestic banks, while Yankee C/Ds are issued by domestic branches of foreign banks.

Letters of Credit are issued by banks to businesses that use them to "support" their own notes that are sold to raise funds. The purpose of issuing the letter of credit is to assist the bank's customers in borrowing money, and the bank must pay under the letter of credit only if the customer defaults in repaying the borrowed money.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Corporate obligations are bonds and notes issued by corporations and other business organizations, in order to finance their long-term credit needs.

COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

STANDARD & POOR'S RATINGS SERVICES. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. The Fund does not purchase commercial paper rated lower than "A-1". The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. The "A-1+" rating is assigned to issues which meet either of the following criteria:

1) The direct credit support of an issuer or guarantor that possesses excellent long-term financial operating and financial strengths combined with strong liquidity characteristics. Typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA" -or higher; or

2) The direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financial strengths combined with ongoing excellent liquidity characteristics.

MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

           Highest
Prime-1    Quality
           Higher
Prime-2    Quality
Prime-3    High Quality

CORPORATE BOND RATINGS

STANDARD & POOR'S RATINGS SERVICES. Its ratings for corporate bonds include the following:

Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. Its ratings for corporate bonds include the following:

Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

                 (This page has been left blank intentionally.)

                                       PART C

                           Fortis Money Portfolios, Inc.

                                 OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial statements are incorporated by reference to the Registrant's Annual Report previously filed with the Commission.

(b)  Exhibits:

     1.   Articles of Incorporation (6)
     2.   Bylaws (3)
     3.   Not applicable
     4.   Not applicable
     5.   Investment Advisory and Management Agreement (3)
     6.   Underwriting and Distribution Agreement (6)
     7.   Not applicable
     8.   Custody Agreement (4)
     9.   Not applicable
     10.  Not applicable
     11.  Consent of KPMG Peat Marwick LLP (8)
     12.  Not applicable
     13.  Not applicable
     14.  Model plan establishing retirement plan (2) and (5)
     15.  Plan of Distribution (7)
     16.  Computation of Performance Quotations (1)
     17.  Not applicable
     18.  Plan pursuant to Rule 18f-3 (7)

---------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the Commission in February 1989.
(2) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of AMEV Growth Fund, Inc. (File No. 2-14784) on Form N-1A filed with the Commission in December 1991.
(3) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission in March 1992.
(4) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 23-11387) on Form N-1A filed with the Commission in November 1993.
(6) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1994.
(7) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed with the Commission in January 1997.
(8)  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of December 31, 1997, there were the following number of record holders of each class of the Fund:

     Class A   18,799
     Class B       43
     Class C       19
     Class H       59

ITEM 27.  INDEMNIFICATION

     Refer to Post-Effective Amendment No. 11 to the Registrant's Registration Statement filed with the Commission in February 1988, which is incorporated herein by reference.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the Statement of Additional Information. In addition to those listed in the Statement of Additional Information:


                                                  Other Business/Employment
Name                  Position with Adviser       During Past Two Years
----                  ---------------------       ---------------------

Michael D. O'Connor   Qualified Plan Officer      Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company

David C. Greenzang    Money Market Portfolio      Debt securities manager with
                       Officer                    Fortis, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  Fortis Advantage Portfolios, Inc.
     Fortis Equity Portfolios, Inc.
     Fortis Fiduciary Fund, Inc.
     Fortis Income Portfolios, Inc.
     Fortis Money Portfolios, Inc.
     Fortis Securities, Inc.
     Fortis Series Fund, Inc.
     Fortis Worldwide Portfolios, Inc.
     Variable Account C of Fortis Benefits Insurance Company
     Variable Account D of Fortis Benefits Insurance Company

(b)  In addition to those listed in the Statement of Additional Information:

                          Positions and Offices         Positions and Offices
     Name/Address            with Underwriter              with Registrant
---------------------    ------------------------     --------------------------
Carol M. Houghtby        2nd Vice President and         Accounting Officer
500 Bielenberg Drive     Treasurer
Woodbury, MN

(c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

(a)  Not applicable.

(b)  Not applicable.

(c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 29th day of January 1998.

                    FORTIS MONEY PORTFOLIOS, INC.
                     (Registrant)


                    By /s/ Dean C. Kopperud
                       ---------------------------
                       Dean C. Kopperud, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

  /s/ Dean C. Kopperud             President (principal     January 29, 1998
-------------------------------    executive officer)
Dean C. Kopperud

  /s/ Tamara L. Fagely             Treasurer (principal     January 29, 1998
-------------------------------    financial and
Tamara L. Fagely                   accounting officer)


Richard D. Cutting*                Director

Allen R. Freedman*                 Director

Robert M. Gavin*                   Director

Benjamin S. Jaffray*               Director

Jean L. King*                      Director

Edward M. Mahoney*                 Director

Robb L. Prince*                    Director

Leonard J. Santow*                 Director

Noel S. Shadko                     Director

Joseph M. Wikler*                  Director


*By   /s/ Dean C. Kopperud                             January 29, 1998
    ---------------------------
     Dean C. Kopperud, Attorney-in-Fact
     (Pursuant to a Power of Attorney dated March 21, 1996)